UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Emerging Markets Equity Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXENX | December 31, 2025
This annual shareholder report contains important information about the

Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 106	0.91%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 33.33%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 33.57% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM Summary of Performance
Performance during the period was affected by several factors, including U.S.-China diplomatic developments, optimism around AI, increasing domestic retail flows into equity markets, and selected government initiatives in China aimed at supporting high-tech sectors. At the country level, holdings in China contributed to performance, while holdings in India detracted. From a sector perspective, holdings in information technology contributed to performance, whereas consumer discretionary holdings detracted.
Lazard Summary of Performance
Performance was driven by stock selection and sector positioning during the period. Sector positioning benefited from an underweight to consumer discretionary and consumer staples and an overweight to materials, while an overweight to healthcare detracted, and operating cash was a drag in a strong market environment. Stock selection contributed in the financials and technology sectors and detracted in healthcare and consumer discretionary, with stock selection most effective in Korea and Taiwan and detracting in Brazil and China. Top contributors included Delta Electronics, which benefited from strong demand for AI-related data center infrastructure, Korea Electric Power, which benefited from government capital market initiatives and improved profitability, and Harmony Gold Mining, which benefited from higher gold prices and solid operating execution. Detractors included Realtek Semiconductor, reflecting weaker personal computer-related demand and margin pressure, Lupin Limited, which was impacted by adverse legal and regulatory developments, and International Game Systems, where lower arcade machine sales and margin compression weighed on performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	33.33%	3.88%	4.29%
MSCI Emerging Markets Index	33.57%	4.20%	4.65%
(a)
Institutional Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,752M
Total number of portfolio holdings	334
Total advisory fee paid	$ 13.8M
Portfolio turnover rate as of the end of the reporting period	65%
Graphical Represent
at
ion of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total inve st
ments

of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	11.42%
Tencent Holdings Ltd	5.36%
Samsung Electronics Co Ltd	4.61%
Alibaba Group Holding Ltd	3.44%
SK hynix Inc	2.92%
Delta Electronics Inc	1.83%
Ping An Insurance Group Co of China Ltd Class H	1.68%
MediaTek Inc	1.41%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.40%
Infosys Ltd	0.92%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the
repo
rting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, f inancial
reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Emerging Markets Equity Fund
ANNUAL SHAREHOLDER REPORT
Investor Clas
s / MXEOX | December 31, 2025
This annual shareholder report contains important information about the

Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 147	1.26%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 32.78%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 33.57% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM Summary of Performance
Performance during the period was affected by several factors, including U.S.-China diplomatic developments, optimism around AI, increasing domestic retail flows into equity markets, and selected government initiatives in China aimed at supporting high-tech sectors. At the country level, holdings in China contributed to performance, while holdings in India detracted. From a sector perspective, holdings in information technology contributed to performance, whereas consumer discretionary holdings detracted.
Lazard Summary of Performance
Performance was driven by stock selection and sector positioning during the period. Sector positioning b enefite
d from an underweight to consumer discretionary and consumer staples and an overweight to materials, while an overweight to healthcare detracted, and operating cash was a drag in a strong market environment. Stock selection contributed in the financials and technology sectors and detracted in healthcare and consumer discretionary, with stock selection most effective in Korea and Taiwan and detracting in Brazil and China. Top contributors included Delta Electronics, which benefited from strong demand for AI-related data center infrastructure, Korea Electric Power, which benefited from government capital market initiatives and improved profitability, and Harmony Gold Mining, which benefited from higher gold prices and solid operating execution. Detractors included Realtek Semiconductor, reflecting weaker personal computer-related demand and margin pressure, Lupin Limited, which was impacted by adverse legal and regulatory developments, and International Game Systems, where lower arcade machine sales and margin compression weighed on performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	32.78%	3.49%	3.91%
MSCI Emerging Markets Index	33.57%	4.20%	4.65%
(a)
Investor Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,752M
Total number of portfolio holdings	334
Total advisory fee paid	$ 13.8M
Portfolio turnover rate as of the end of the reporting period	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	11.42%
Tencent Holdings Ltd	5.36%
Samsung Electronics Co Ltd	4.61%
Alibaba Group Holding Ltd	3.44%
SK hynix Inc	2.92%
Delta Electronics Inc	1.83%
Ping An Insurance Group Co of China Ltd Class H	1.68%
MediaTek Inc	1.41%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.40%
Infosys Ltd	0.92%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Clas
s / MXHTX | December 31, 2025
This annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 90	0.85% (a)
(a)	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.92%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 20.76% over the same period.
The Fund’s investment portfolio was managed by two sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period from January 1, 2025 – April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth-quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth-quarter earnings.
JPMorgan Summary of Performance
Performance was affected by stock selection across sectors and regions, with industrials and information technology contributing, while communication services and consumer staples detracted. Regional positioning also influenced performance, as stock selection in continental Europe and the Pacific Rim contributed, while stock selection in the U.K. and Japan detracted. Within industrials, aerospace and defense holdings contributed, supported by increased fiscal stimulus and higher defense spending in Europe, with Indra Sistemas, a Spanish defense company, the top contributor as demand rose amid heightened geopolitical tensions. Consumer staples detracted the most, driven by an overweight position in Diageo, a U.K.-based global beverage company, as weak consumer sentiment, increased competition, tariff concerns, and shifting consumer habits weighed on investor views of the stock.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Growth Fund (Institutional Class/MXHTX)	11.92%	0.34%	6.45%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Growth Index	20.76%	4.43%	7.42%
Results include the reinvestment of all dividends and capital gains d istribu
tions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695M
Total number of portfolio holdings	101
Total advisory fee paid	$ 4.9M
Portfolio turnover rate as of the end of the reporting period	86%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.31%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
EssilorLuxottica SA	2.40%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.35%
Novo Nordisk A/S Class B	2.29%
Safran SA	2.18%
AstraZeneca PLC	2.05%
London Stock Exchange Group PLC	2.02%
SAP SE	2.02%
Hong Kong Exchanges & Clearing Ltd	2.01%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more co mpre
hensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Institutional Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXIGX | December 31, 2025
This annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 127	1.20% (a)
(a)	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.55%, as compared to its broad-
based
securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 20.76% over the same period.
The Fund’s investment portfolio was managed by two sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period from January 1, 2025 – April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth-quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth-quarter earnings.
JPMorgan Summary of Performance
Performance was affected by stock selection across sectors and regions, with industrials and information technology contributing, while communication services and consumer staples detracted. Regional positioning also influenced performance, as stock selection in continental Europe and the Pacific Rim contributed, while stock selection in the U.K. and Japan detracted. Within industrials, aerospace and defense holdings contributed, supported by increased fiscal stimulus and higher defense spending in Europe, with Indra Sistemas, a Spanish defense company, the top contributor as demand rose amid heightened geopolitical tensions. Consumer staples detracted the most, driven by an overweight position in Diageo, a U.K.-based global beverage company, as weak consumer sentiment, increased competition, tariff concerns, and shifting consumer habits weighed on investor views of the stock.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Growth Fund (Investor Class/MXIGX)	11.55%	(0.02) %	6.08%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Growth Index	20.76%	4.43%	7.42%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695M
Total number of portfolio holdings	101
Total advisory fee paid	$ 4.9M
Portfolio turnover rate as of the end of the reporting period	86%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.31%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
EssilorLuxottica SA	2.40%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.35%
Novo Nordisk A/S Class B	2.29%
Safran SA	2.18%
AstraZeneca PLC	2.05%
London Stock Exchange Group PLC	2.02%
SAP SE	2.02%
Hong Kong Exchanges & Clearing Ltd	2.01%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Investor Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXPBX | December 31, 2025
This annual shareholder report contains important information about the

Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 27	0.23%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 31.38%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Index Fund (Institutional Class/MXPBX)	31.38%	8.78%	8.12%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,291M
Total number of portfolio holdings	726
Total advisory fee paid	$ 5.8M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.35%
ASML Holding NV	1.96%
Roche Holding AG	1.36%
AstraZeneca PLC	1.34%
HSBC Holdings PLC	1.26%
Novartis AG	1.23%
Nestle SA	1.20%
SAP SE	1.19%
Siemens AG	1.00%
Shell PLC	1.00%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the re
porti
ng period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXINX | December 31, 2025
This annual shareholder report contains important information about the

Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 67	0.58%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 30.92%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Index Fund (Investor Class/MXINX)	30.92%	8.38%	7.73%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,291M
Total number of portfolio holdings	726
Total advisory fee paid	$ 5.8M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.35%
ASML Holding NV	1.96%
Roche Holding AG	1.36%
AstraZeneca PLC	1.34%
HSBC Holdings PLC	1.26%
Novartis AG	1.23%
Nestle SA	1.20%
SAP SE	1.19%
Siemens AG	1.00%
Shell PLC	1.00%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the re
porting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJVX | December 31, 2025
This annual shareholder report contains important information about the

Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 85	0.71%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 39.43%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 42.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.
MFS Summary of Performance
Performance was affected by sector allocation and security selection, which detracted. Security selection in the consumer staples, healthcare and industrials sectors detracted, while an underweight position and stock selection in financials further weighed on performance, and an overweight position in information technology also detracted. Individual holdings that detracted included SAP, London Stock Exchange Group, and Schneider Electric. Security selection in the materials sector contributed to performance during the year, partially offsetting these effects.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Value Fund (Institutional Class/MXJVX)	39.43%	10.62%	9.62%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Value Index	42.25%	13.36%	8.69%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,607M
Total number of portfolio holdings	295
Total advisory fee paid	$ 9.3M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
TotalEnergies SE	1.96%
NatWest Group PLC	1.87%
Franco-Nevada Corp	1.60%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.53%
UBS Group AG	1.52%
Roche Holding AG	1.49%
Novartis AG	1.42%
Schneider Electric SE	1.34%
Legrand SA	1.16%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the re
portin
g period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower International Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXIVX | December 31, 2025
This annual shareholder report contains important information about the

Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 128	1.07%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 39.10%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 42.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.
MFS Summary of Performance
Performance was affected by sector allocation and security selection, which detracted. Security selection in the consumer staples, healthcare and industrials sectors detracted, while an underweight position and stock selection in financials further weighed on performance, and an overweight position in information technology also detracted. Individual holdings that detracted included SAP, London Stock Exchange Group, and Schneider Electric. Security selection in the materials sector contributed to performance during the year, partially offsetting these effects.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Value Fund (Investor Class/MXIVX)	39.10%	10.23%	9.23%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Value Index	42.25%	13.36%	8.69%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,607M
Total number of portfolio holdings	295
Total advisory fee paid	$ 9.3M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investm
ents

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
TotalEnergies SE	1.96%
NatWest Group PLC	1.87%
Franco-Nevada Corp	1.60%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.53%
UBS Group AG	1.52%
Roche Holding AG	1.49%
Novartis AG	1.42%
Schneider Electric SE	1.34%
Legrand SA	1.16%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.16%
50,881	Anglogold Ashanti PLC	$ 4,339,132
122,790	Anji Microelectronics Technology Shanghai Co Ltd Class A	3,828,824
143,185	Archean Chemical Industries Ltd	888,002
967,000	China Hongqiao Group Ltd	4,061,133
1,028,000	China Nonferrous Mining Corp Ltd	1,950,340
66,558	Cia de Minas Buenaventura SAA ADR	1,852,309
139,000	Daxin Materials Corp	1,531,999
937,000	Eternal Materials Co Ltd	1,219,364
209,767	Gold Fields Ltd Sponsored ADR	9,158,427
402,000	Grupo Mexico SAB de CV Series B	3,799,550
357,955	Harmony Gold Mining Co Ltd Sponsored ADR	7,123,304
308,203	Hindalco Industries Ltd	3,041,741
33,700	Industrias Penoles SAB de CV(a)	1,770,347
29,275	KGHM Polska Miedz SA(a)	2,274,612
5,815	LG Chem Ltd(a)	1,345,086
757,600	Lianhe Chemical Technology Co Ltd Class A	1,450,554
755,146	National Aluminium Co Ltd	2,639,212
67,231	Navin Fluorine International Ltd	4,430,124
34,129	Severstal PAO GDR(a)(b)(c)	0
36,397,100	Trimegah Bangun Persada Tbk PT	2,455,088
343,800	Vale SA	4,514,777
539,918	Vedanta Ltd	3,632,761
29,129	Wheaton Precious Metals Corp	3,423,240
1,406,367	Yunnan Aluminium Co Ltd Class A	6,602,659
134,503	Zijin Gold International Co Ltd(a)	2,523,217
2,324,000	Zijin Mining Group Co Ltd Class H	10,640,288
		90,496,090
Communications — 16.07%
299,000	Accton Technology Corp	11,283,363
302,700	Advanced Info Service PCL	3,005,845
3,295,300	Alibaba Group Holding Ltd	60,504,879
351,000	Arcadyan Technology Corp	1,940,163
62,240	Bilibili Inc Class Z(a)	1,536,153
2,423,337	Eternal Ltd(a)	7,509,881
385,894	Etihad Etisalat Co	6,780,281
753,000	Far EasTone Telecommunications Co Ltd	2,114,483
234,496,400	GoTo Gojek Tokopedia Tbk PT(a)	896,663
Shares		Fair Value
Communications — (continued)
30,000	Hithink RoyalFlush Information Network Co Ltd Class A	$ 1,382,765
1,278,048	Indus Towers Ltd(a)	5,960,483
186,059	Info Edge India Ltd	2,761,996
399,009	JD.com Inc Class A	5,737,446
51,490	Kakao Corp	2,147,198
125,364	Kanzhun Ltd ADR	2,554,918
599,600	Kuaishou Technology(d)	4,956,540
362,389	Magyar Telekom Telecommunications PLC(a)	1,984,231
36,194	MakeMyTrip Ltd(a)(e)	2,972,251
1,830,500	Meitu Inc(d)	1,648,259
184,110	Meituan Class B(a)(d)	2,439,862
2,350	MercadoLibre Inc(a)	4,733,511
32,455	Naspers Ltd Class N	2,164,473
6,729	NAVER Corp	1,131,155
14,356	NCSoft Corp	2,010,207
87,939	PDD Holdings Inc ADR(a)	9,971,403
30,641	Sea Ltd ADR(a)	3,908,872
253,600	Shanghai Huace Navigation Technology Ltd Class A	1,266,610
7,139,800	Solusi Sinergi Digital Tbk PT	1,387,637
319,100	Telefonica Brasil SA	1,927,499
8,434,100	Telkom Indonesia Persero Tbk PT	1,764,711
651,621	Telkom SA SOC Ltd	2,321,990
1,229,100	Tencent Holdings Ltd	94,325,485
280,135	Tencent Music Entertainment Group ADR	4,910,767
96,550	Trip.com Group Ltd ADR	6,942,911
7,389,400	True Corp PCL NVDR	2,553,587
102,196	Vipshop Holdings Ltd ADR	1,807,847
1,643,600	Xiaomi Corp Class B(a)(d)	8,294,974
		281,541,299
Consumer, Cyclical — 7.78%
392,600	ANTA Sports Products Ltd	4,076,983
40,182	Atour Lifestyle Holdings Ltd ADR	1,583,171
119,215	Beijing Roborock Technology Co Ltd Class A	2,594,429
300,600	BYD Co Ltd Class H	3,673,560
121,587	Clicks Group Ltd	2,477,513
211,217	Contemporary Amperex Technology Co Ltd Class A	11,106,326
11,174	Force Motors Ltd	2,558,770
805,211	Ford Otomotiv Sanayi AS(e)	1,736,060
1,203,000	Geely Automobile Holdings Ltd	2,782,391
144,486	H World Group Ltd ADR	6,798,066
835,600	Haier Smart Home Co Ltd Class H	2,609,369
49,749	Hero MotoCorp Ltd	3,196,733
24,799	Hyundai Department Store Co Ltd	1,523,677
11,952	Hyundai Mobis Co Ltd	3,101,320
164,751	Hyundai Motor India Ltd	4,212,287

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Cyclical — (continued)
165,250	JD Health International Inc(a)(d)	$ 1,183,483
475,210	Jollibee Foods Corp	1,451,552
85,231	JUMBO SA	2,794,558
135,929	Kia Corp(a)	11,523,173
103,030,448	Latam Airlines Group SA	2,789,245
52,935	LG Electronics Inc	3,377,688
11,988	LG Energy Solution Ltd(a)	3,065,755
1,032,200	Loncin Motor Co Ltd Class A	2,381,096
34,798,800	Map Aktif Adiperkasa PT	1,393,881
35,000	Merida Industry Co Ltd	91,853
684,100	Midea Group Co Ltd Class A	7,649,012
432,000	Minth Group Ltd	1,769,890
23,400	Mixue Group Class H(a)	1,233,441
146,000	Nien Made Enterprise Co Ltd	1,676,912
130,417	OPAP SA	2,927,378
332,000	Pop Mart International Group Ltd(d)	8,010,073
156,000	President Chain Store Corp	1,098,365
807,738	Raia Drogasil SA	3,456,628
160,400	Shenzhou International Group Holdings Ltd	1,263,930
2,577,800	Sime Darby Bhd	1,364,716
225,075	Spring Airlines Co Ltd Class A	1,915,420
2,230,016	Tata Motors Ltd(a)	9,717,662
89,675	TVS Motor Co Ltd	3,715,976
734,700	Yutong Bus Co Ltd Class A	3,437,918
463,394	Zabka Group SA(a)(e)	2,948,060
		136,268,320
Consumer, Non-Cyclical — 7.66%
5,343,800	99 Speed Mart Retail Holdings Bhd	5,013,348
76,179	Acutaas Chemicals Ltd	1,445,474
174,041	Adani Ports & Special Economic Zone Ltd	2,849,061
46,472	Ajanta Pharma Ltd	1,432,708
18,548	Alkem Laboratories Ltd	1,136,076
348,118	Almarai Co JSC	4,016,710
51,216	Apollo Hospitals Enterprise Ltd	4,016,290
459,400	Arca Continental SAB de CV	4,962,005
11,947	BeOne Medicines Ltd ADR(a)	3,629,618
52,487	Britannia Industries Ltd	3,521,932
357,000	Charoen Pokphand Enterprise	1,494,104
2,261,800	Charoen Pokphand Foods PCL NVDR	1,565,620
327,000	China Resources Beer Holdings Co Ltd	1,104,375
260,739	Cipla Ltd	4,382,450
8,479	CJ CheilJedang Corp	1,222,693
4,370,410	Cogna Educacao SA	2,520,278
267,163	Dino Polska SA(a)(d)	3,067,366
16,038	Gillette India Ltd	1,493,179
3,384,800	Indofood Sukses Makmur Tbk PT	1,372,628
226,500	Innovent Biologics Inc(a)(d)	2,216,689
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
856,130	International Container Terminal Services Inc	$ 8,215,651
15,828,400	Japfa Comfeed Indonesia Tbk PT	2,479,869
449,200	Jiangsu Hengrui Pharmaceuticals Co Ltd Class H(a)(e)	4,118,106
2,918,100	KPJ Healthcare Bhd	1,933,292
13,800	Kweichow Moutai Co Ltd Class A	2,721,139
47,679	Lupin Ltd	1,119,942
176,900	Mao Geping Cosmetics Co Ltd Class H(e)	1,858,535
212,681	Marico Ltd	1,775,298
16,305,500	Monde Nissin Corp(d)	1,609,507
179,683	SAI Life Sciences Ltd(a)(d)	1,815,151
3,645	Samsung Biologics Co Ltd(a)(d)	4,279,900
84,150	Shenzhen Mindray Bio Medical Electronics Co Ltd Class A	2,294,719
2,386,800	Sigma Foods SAB de CV(a)	2,087,580
1,762,000	Sino Biopharmaceutical Ltd	1,401,914
14,232	SK Biopharmaceuticals Co Ltd(a)	1,230,185
1,952,600	Star Lake Bioscience Co Inc Class A	1,940,480
10,557,700	Sumber Alfaria Trijaya Tbk PT	1,248,080
633,546	Sun Pharmaceutical Industries Ltd	12,131,010
384,871	Tata Consumer Products Ltd	5,104,157
108,757	Tiger Brands Ltd	2,405,106
217,311	Torrent Pharmaceuticals Ltd	9,301,512
7,944,200	Unilever Indonesia Tbk PT	1,238,676
3,639,000	Uni-President China Holdings Ltd	3,801,389
1,537,100	Westports Holdings Bhd	2,146,158
307,000	Wuxi Biologics Cayman Inc(a)(d)	1,241,451
601,004	Zhejiang NHU Co Ltd Class A	2,165,966
		134,127,377
Diversified — 0.14%
1,596,000	CITIC Ltd	2,480,374
Energy — 2.32%
2,692,000	Adaro Andalan Indonesia PT	1,124,468
2,915,402	ADNOC Drilling Co PJSC	4,238,853
2,072,459	ADNOC Gas PLC	2,003,046
2,044,818	Gulf International Services QSC	1,433,925
41,711	HD Hyundai Co Ltd	5,459,579
82,877	ORLEN SA	2,212,545
3,394,000	PetroChina Co Ltd Class H	3,658,390
592,679	Petroleo Brasileiro SA Sponsored ADR	7,023,246
379,036	Reliance Industries Ltd(a)	6,632,606

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Energy — (continued)
548,123	Saudi Arabian Oil Co(d)(e)	$ 3,480,666
34,277	WAAREE Energies Ltd	1,133,594
216,300	Yantai Jereh Oilfield Services Group Co Ltd Class A	2,190,680
		40,591,598
Financial — 23.56%
135,520	360 ONE WAM Ltd	1,795,933
768,733	Abu Dhabi Commercial Bank PJSC	2,993,093
416,802	Abu Dhabi Islamic Bank PJSC	2,353,957
218,380	Al Rajhi Bank	5,672,447
1,529,353	Aldar Properties PJSC	3,619,584
854,326	Axis Bank Ltd	12,080,586
542,868	Bajaj Finance Ltd	5,969,913
554,764	Banco del Bajio SA(d)	1,403,584
1,227,000	Bangkok Bank PCL	6,562,434
11,403,600	Bank Central Asia Tbk PT	5,506,760
1,507,828	Bank of Baroda	4,969,158
7,371,000	Bank of China Ltd Class H	4,225,997
949,771	Bank of India	1,522,305
492,940	Bank of Ningbo Co Ltd Class A	1,981,452
4,535,692	Bank of Shanghai Co Ltd Class A	6,555,453
32,969	Bank Polska Kasa Opieki SA	1,870,056
18,874,300	Bank Rakyat Indonesia Persero Tbk PT	4,133,601
942,544	BDO Unibank Inc	2,152,663
24,169,000	BFI Finance Indonesia Tbk PT	1,014,590
206,300	BOC Aviation Ltd(d)	1,931,721
4,781,232	Canara Bank	8,245,901
20,720	Capitec Bank Holdings Ltd	5,201,154
2,439,000	China Construction Bank Corp Class H	2,414,149
16,915,000	China Everbright Bank Co Ltd Class H(e)	7,911,213
1,684,500	China Merchants Bank Co Ltd Class H	11,459,481
692,500	China Overseas Land & Investment Ltd	1,093,635
679,600	China Pacific Insurance Group Co Ltd Class H	3,081,978
7,837,000	Chongqing Rural Commercial Bank Co Ltd Class H	6,192,909
2,380,500	CIMB Group Holdings Bhd(a)	4,834,121
321,000	CITIC Securities Co Ltd Class H	1,132,833
116,100	Co for Cooperative Insurance	3,621,547
1,787,120	Commercial International Bank GDR	3,484,885
423,660	Computer Age Management Services Ltd	3,497,885
23,607	Credicorp Ltd	6,775,209
2,731,000	E.Sun Financial Holding Co Ltd	2,933,475
555,624	Emaar Development PJSC	2,291,120
Shares		Fair Value
Financial — (continued)
1,347,942	Emaar Properties PJSC	$ 5,144,480
236,833	FinVolution Group ADR	1,238,637
1,532,671	FirstRand Ltd	8,399,027
143,427	Five-Star Business Finance Ltd	870,770
1,935,200	Gentera SAB de CV	4,939,153
163,027	Godrej Properties Ltd(a)	3,637,070
398,200	Grupo Financiero Inbursa SAB de CV Class O(e)	960,147
40,253	Halyk Savings Bank of Kazakhstan JSC GDR	1,179,159
72,686	Hana Financial Group Inc	4,742,511
1,174,763	HDFC Bank Ltd	12,977,484
3,172,300	Huaxia Bank Co Ltd Class A	3,118,746
781,006	ICICI Bank Ltd	11,688,990
526,088	Indian Bank	4,904,512
2,734,000	Industrial & Commercial Bank of China Ltd Class H	2,212,369
314,000	JF SmartInvest Holdings Ltd(e)	1,993,279
601,544	Karur Vysya Bank Ltd	1,766,609
151,503	KB Financial Group Inc	13,042,083
3,142	KRUK SA	429,921
1,209,185	Kuwait Real Estate Co KSC(a)	1,506,963
459,162	LIC Housing Finance Ltd	2,759,098
244,094	Life Insurance Corp of India	2,322,860
28,230	Meritz Financial Group Inc	2,216,384
126,757	Mirae Asset Securities Co Ltd	2,056,199
23,420	Multi Commodity Exchange of India Ltd	2,905,410
258,692	National Bank of Greece SA	3,945,683
581,700	New China Life Insurance Co Ltd Class H	4,075,845
103,253	Nova Ljubljanska Banka dd GDR	4,368,340
818,456	NU Holdings Ltd Class A(a)	13,700,953
113,400	Oberoi Realty Ltd	2,109,362
4,032,261	Old Mutual Ltd	3,628,061
141,016	OTP Bank Nyrt	15,120,328
5,269,000	People's Insurance Co Group of China Ltd Class H	4,577,160
3,652,000	PICC Property & Casualty Co Ltd Class H	7,677,994
3,509,500	Ping An Insurance Group Co of China Ltd Class H	29,478,764
615,557	Piraeus Bank SA	4,914,791
480,354	Power Finance Corp Ltd	1,901,951
114,707	Powszechna Kasa Oszczednosci Bank Polski SA	2,707,315
908,987	Prologis Property Mexico SA de CV REIT(e)	3,796,973
2,019,100	Public Bank Bhd	2,257,537
66,892	Qfin Holdings Inc ADR	1,289,009
132,099	Saudi Awwal Bank	1,139,436
495,909	Saudi National Bank	5,008,274
1,244,522	Sberbank of Russia PJSC(a)(b)(c)	0

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
226,571	SBI Life Insurance Co Ltd(d)	$ 5,135,693
10,679,617	South Indian Bank Ltd	4,558,249
1,456,500	Srisawad Corp PCL	1,176,442
1,050,824	State Bank of India	11,495,061
2,614,500	Sunshine Insurance Group Co Ltd Class H	1,304,544
661,333	Tata Capital Ltd(a)	2,515,334
109,320,300	TMBThanachart Bank PCL(a)	6,939,870
2,317,225	Union Bank of India Ltd	3,968,677
465,594	Woori Financial Group Inc	9,036,903
5,317,769	Yes Bank Ltd(a)	1,279,194
3,224,000	Yuanta Financial Holding Co Ltd	4,028,584
		412,634,970
Industrial — 7.97%
527,900	Airports of Thailand PCL	888,072
45,343	Amber Enterprises India Ltd(a)	3,222,975
1,012,335	Aselsan Elektronik Sanayi Ve Ticaret AS(e)	5,454,489
382,199	Cemex SAB de CV Sponsored ADR	4,391,467
154,000	Chroma ATE Inc	3,808,954
521,000	Compeq Manufacturing Co Ltd	1,538,716
176,000	CyberPower Systems Inc	1,178,802
1,055,000	Delta Electronics Inc	32,181,680
280,300	Delta Electronics Thailand PCL NVDR	1,529,737
1,138,600	Dongfang Electric Corp Ltd Class H(e)	3,657,808
2,117,480	Electrical Industries Co(e)	6,316,374
132,000	Elite Material Co Ltd	6,915,736
82,000	Genius Electronic Optical Co Ltd	1,169,621
110,326	Grasim Industries Ltd	3,474,326
75,356	Han Kuk Carbon Co Ltd	1,560,443
3,322	Hanwha Aerospace Co Ltd	2,169,430
7,060	HD Hyundai Electric Co Ltd	3,791,559
6,771	HD Hyundai Heavy Industries Co Ltd	2,386,432
20,560	HD Korea Shipbuilding & Offshore Engineering Co Ltd(a)	5,801,447
36,504	Hindustan Aeronautics Ltd	1,784,270
214,000	Hon Hai Precision Industry Co Ltd	1,568,690
33,556	Hyundai Rotem Co Ltd	4,376,389
27,752	IsuPetasys Co Ltd	2,301,340
1,731,500	JD Logistics Inc(a)(d)	2,547,565
56,000	Jentech Precision Industrial Co Ltd	4,882,893
240,381	Jiangsu Hengli Hydraulic Co Ltd Class A	3,777,740
33,319	JK Cement Ltd	2,053,879
86,000	Lotes Co Ltd	3,545,921
160,610	Samsung Heavy Industries Co Ltd(a)	2,685,765
Shares		Fair Value
Industrial — (continued)
1,150,400	Sany Heavy Industry Co Ltd Class H(a)	$ 3,340,619
11,601	Solar Industries India Ltd	1,581,867
473,000	Sunonwealth Electric Machine Industry Co Ltd	2,401,316
1,409,800	Sunway Construction Group Bhd	1,964,327
3,180,898	Suzlon Energy Ltd(a)	1,866,915
39,186	Titan SA	2,414,326
510,000	Wan Hai Lines Ltd	1,274,736
395,734	Wiselink Co Ltd	2,104,173
95,450	Yankey Engineering Co Ltd	1,691,092
		139,601,891
Technology — 26.13%
827,000	ASE Technology Holding Co Ltd	6,520,830
101,000	Asia Vital Components Co Ltd	4,847,460
48,590	Asseco Poland SA	3,078,160
151,000	Asustek Computer Inc	2,624,792
31,869	Bizlink Holding Inc	1,539,634
42,000	Chunghwa Precision Test Tech Co Ltd	3,055,207
151,955	Coforge Ltd	2,815,225
40,197	Cognizant Technology Solutions Corp Class A	3,336,351
11,166	Elm Co(e)	2,226,715
252,553	HCL Technologies Ltd	4,564,491
211,410	Himax Technologies Inc ADR	1,731,448
895,698	Infosys Ltd	16,130,521
171,000	International Games System Co Ltd	3,923,362
571,000	Kingsoft Corp Ltd	2,094,770
56,165	LG CNS Co Ltd	2,394,545
545,000	MediaTek Inc	24,745,828
161,999	Montage Technology Co Ltd Class A	2,731,070
60,495	NAURA Technology Group Co Ltd Class A	3,973,660
492,700	NetEase Inc	13,561,663
49,681	Netweb Technologies India Ltd	1,718,574
80,035	Rasan Information Technology Co(a)(e)	2,471,781
472,000	Realtek Semiconductor Corp	7,328,588
968,306	Samsung Electronics Co Ltd	81,158,432
16,567	Silicon Motion Technology Corp ADR	1,535,761
113,642	SK hynix Inc(a)	51,465,960
4,089,000	Taiwan Semiconductor Manufacturing Co Ltd	201,004,135
36,896	Tata Consultancy Services Ltd	1,318,264
310,000	TOTVS SA	2,380,547
877,000	United Microelectronics Corp	1,369,511
		457,647,285

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Utilities — 1.50%
348,600	Axia Energia	$ 3,219,608
1,651,400	Henan Yuneng Holdings Co Ltd Class A(a)	1,228,523
3,002,000	Huaneng Power International Inc Class H	2,212,349
1,124,000	Jointo Energy Investment Co Ltd Hebei Class A	1,372,430
271,079	Korea Electric Power Corp(a)	8,896,723
280,128	Nava Ltd	1,770,239
1,353,125	PGE Polska Grupa Energetyczna SA(a)	3,306,988
788,045	Saudi Electricity Co	2,951,597
534,024	Tauron Polska Energia SA(a)	1,282,474
		26,240,931
TOTAL COMMON STOCK — 98.29% (Cost $1,271,633,218)		$1,721,630,135
PREFERRED STOCK
Consumer, Cyclical — 0.00%(f)
3,448,040	TVS Motor Co Ltd(a)	38,363
Financial — 0.71%
2,428,000	Banco Bradesco SA	8,059,733
608,751	Itau Unibanco Holding SA	4,358,098
		12,417,831
Shares		Fair Value
Utilities — 0.05%
91,625	Axia Energia(a)	$ 821,321
TOTAL PREFERRED STOCK — 0.76% (Cost $11,424,296)		$13,277,515
GOVERNMENT MONEY MARKET MUTUAL FUNDS
24,686,646	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 3.71%(h)	24,686,646
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.41% (Cost $24,686,646)		$24,686,646
TOTAL INVESTMENTS — 100.46% (Cost $1,307,744,160)		$1,759,594,296
OTHER ASSETS & LIABILITIES, NET — (0.46)%		$(8,041,135)
TOTAL NET ASSETS — 100.00%		$1,751,553,161

(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs,and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $55,262,484, representing 3.16% of net assets.
(e)	All or a portion of the security is on loan as of December 31, 2025.
(f)	Represents less than 0.005% of net assets.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of December 31, 2025.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2025
Summary of Investments by Country as of December 31, 2025.
Country	Fair Value	Percentage of Fund Investments
China	$392,019,627	22.28%
Taiwan	355,671,441	20.21
India	273,746,232	15.56
South Korea	241,500,161	13.72
Hong Kong	69,410,410	3.94
Brazil	51,982,687	2.95
Saudi Arabia	43,685,827	2.48
South Africa	42,879,056	2.44
United States	31,652,615	1.80
Mexico	28,110,806	1.60
Indonesia	26,016,652	1.48
Thailand	24,221,607	1.38
United Arab Emirates	22,644,134	1.29
Poland	20,229,438	1.15
Malaysia	19,513,500	1.11
Hungary	17,104,558	0.97
Greece	14,582,410	0.83
Philippines	13,429,373	0.76
Singapore	12,783,504	0.72
Ireland	9,971,403	0.57
Peru	8,627,518	0.49
Turkey	7,190,549	0.41
Uruguay	4,733,511	0.27
Slovenia	4,368,340	0.25
United Kingdom	4,339,132	0.25
Egypt	3,484,885	0.20
Canada	3,423,240	0.19
Luxembourg	2,948,060	0.17
Chile	2,789,246	0.16
Belgium	2,414,326	0.14
Kuwait	1,506,964	0.08
Qatar	1,433,925	0.08
Kazakhstan	1,179,159	0.07
Russia	0	0.00
Total	$1,759,594,296	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.38%
55,150	Air Liquide SA	$ 10,365,649
96,744	Novonesis / Novozymes Class B	6,189,732
		16,555,381
Communications — 5.51%
439,600	M3 Inc	5,913,861
82,476	Prosus NV	5,106,824
82,586	Scout24 SE(a)	8,294,922
23,170	Sea Ltd ADR(b)	2,955,797
1,104,166	Telstra Group Ltd	3,582,546
161,300	Tencent Holdings Ltd	12,378,733
		38,232,683
Consumer, Cyclical — 17.81%
45,794	Cie Financiere Richemont SA Class A	9,875,524
355,534	Clicks Group Ltd	7,244,526
216,000	Compass Group PLC	6,841,051
39,200	Cosmos Pharmaceutical Corp	1,984,966
36,535	Dollarama Inc	5,460,486
35,347	IMCD NV	3,208,175
78,699	Industria de Diseno Textil SA	5,191,348
94,505	InterContinental Hotels Group PLC	13,274,279
6,395	Kering SA	2,234,652
11,981	LVMH Moet Hennessy Louis Vuitton SE	9,030,498
14,918	Next PLC	2,745,393
79,600	Nintendo Co Ltd	5,374,159
8,585	Rational AG	6,628,399
101,740	Ryanair Holdings PLC Sponsored ADR	7,344,611
37,800	Sanrio Co Ltd(c)	1,182,771
421,700	Sony Group Corp	10,817,021
81,200	Sumitomo Electric Industries Ltd	3,270,516
307,500	Suzuki Motor Corp(c)	4,598,807
199,400	Toei Animation Co Ltd(c)	3,453,888
68,261	Toromont Industries Ltd	8,258,161
217,245	Universal Music Group NV(c)	5,663,534
		123,682,765
Consumer, Non-Cyclical — 18.86%
143,200	Ajinomoto Co Inc	3,027,248
12,066	Argenx SE(b)	10,178,188
76,697	AstraZeneca PLC	14,191,386
45,431	Coloplast A/S Class B	3,895,039
292,908	Diageo PLC	6,309,565
52,528	EssilorLuxottica SA	16,609,225
155,515	Experian PLC	7,009,529
842,406	Haleon PLC	4,255,848
88,800	Kao Corp(c)	3,544,146
7,036	Lonza Group AG(b)	4,743,811
312,276	Novo Nordisk A/S Class B	15,838,163
35,580	Pernod Ricard SA	3,046,582
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
215,300	Recruit Holdings Co Ltd	$ 12,098,047
350,800	RELX PLC	14,221,010
123,412	Unilever PLC	8,074,797
37,857	Wolters Kluwer NV	3,921,091
		130,963,675
Financial — 15.71%
119,613	3i Group PLC	5,243,264
1,112,800	AIA Group Ltd	11,454,155
26,299	Aon PLC Class A	9,280,391
275,830	Computershare Ltd	6,251,312
178,710	DBS Group Holdings Ltd	7,828,330
213,861	Gjensidige Forsikring ASA(b)	6,391,949
269,066	HDFC Bank Ltd ADR	9,831,671
265,300	Hong Kong Exchanges & Clearing Ltd	13,880,856
116,086	London Stock Exchange Group PLC	13,960,641
6,068	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,993,264
397,836	NatWest Group PLC	3,488,846
7,270	Partners Group Holding AG	8,920,156
46,500	Rakuten Bank Ltd(b)	2,052,924
170,100	Singapore Exchange Ltd	2,239,185
45,121	Standard Chartered PLC	1,100,666
69,389	UBS Group AG	3,204,010
		109,121,620
Industrial — 21.47%
256,273	Assa Abloy AB Class B	9,900,045
381,700	Azbil Corp(c)	3,471,261
21,018	Bilfinger SE	2,629,765
70,914	Diploma PLC	5,040,615
26,466	DSV A/S	6,665,635
75,727	Ferrovial SE	4,906,399
143,725	Halma PLC	6,818,007
599,751	Hexagon AB Class B	7,064,290
301,300	Hitachi Ltd	9,449,241
48,500	Hoya Corp	7,355,975
261,800	IHI Corp	4,602,599
13,400	Keyence Corp	4,847,115
75,900	Kinden Corp	3,292,340
39,120	Legrand SA	5,815,681
104,000	Lotes Co Ltd	4,288,090
151,700	Penta-Ocean Construction Co Ltd	1,530,014
50,844	Prysmian SpA	5,072,057
665,291	Rolls-Royce Holdings PLC	10,284,688
43,312	Safran SA	15,086,291
16,232	Sartorius AG(c)	4,674,235
31,513	Schneider Electric SE	8,621,168
38,680	Siemens Energy AG(b)	5,426,356
47,733	SPIE SA	2,751,872
19,825	VAT Group AG(a)	9,517,982
		149,111,721

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Technology — 14.82%
26,724	Accenture PLC Class A	$ 7,170,049
22,300	Advantest Corp	2,819,789
21,226	ASML Holding NV	22,871,415
14,480	Capgemini SE	2,404,376
38,117	Check Point Software Technologies Ltd(b)	7,072,991
127,036	Indra Sistemas SA(c)	7,221,397
17,800	Lasertec Corp	3,391,659
86,700	Obic Co Ltd	2,721,398
83,614	Sage Group PLC	1,215,557
57,338	SAP SE	13,931,313
61,203	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	18,598,979
31,300	Tokyo Electron Ltd	6,971,367
850,900	TOTVS SA	6,534,216
		102,924,506
Utilities — 0.62%
147,407	SSE PLC	4,319,667
TOTAL COMMON STOCK — 97.18% (Cost $607,093,912)		$674,912,018
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
16,258,390	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 3.71%(e)	$ 16,258,390
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.34% (Cost $16,258,390)		$16,258,390
TOTAL INVESTMENTS — 99.52% (Cost $623,352,302)		$691,170,408
OTHER ASSETS & LIABILITIES, NET — 0.48%		$3,331,765
TOTAL NET ASSETS — 100.00%		$694,502,173

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $17,812,904, representing 2.56% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan as of December 31, 2025.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2025.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2025
Summary of Investments by Country as of December 31, 2025.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$130,665,672	18.91%
Japan	107,771,112	15.59
France	75,965,993	10.99
Netherlands	55,855,627	8.08
Germany	45,578,253	6.59
Switzerland	36,261,483	5.25
Denmark	32,588,569	4.72
Hong Kong	25,335,010	3.67
Taiwan	22,887,070	3.31
Ireland	21,524,189	3.11
Sweden	16,964,335	2.45
United States	16,258,390	2.35
Canada	13,718,647	1.99
Singapore	13,023,312	1.88
Spain	12,412,745	1.80
China	12,378,733	1.79
Australia	9,833,857	1.42
India	9,831,672	1.42
South Africa	7,244,526	1.05
Israel	7,072,991	1.02
Brazil	6,534,216	0.95
Norway	6,391,949	0.93
Italy	5,072,057	0.73
Total	$691,170,408	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.83%
91,077	Air Liquide SA	$ 17,118,263
27,366	Akzo Nobel NV	1,904,138
181,649	Anglo American PLC	7,510,997
63,007	Antofagasta PLC	2,766,761
72,320	ArcelorMittal SA	3,320,896
195,400	Asahi Kasei Corp	1,736,861
141,237	BASF SE	7,431,685
802,859	BHP Group Ltd	24,229,654
45,605	Boliden AB(a)	2,526,347
19,022	Brenntag SE	1,104,114
25,247	DSM-Firmenich AG	2,036,669
1,209	EMS-Chemie Holding AG(a)	834,006
30,577	Endeavour Mining PLC	1,596,741
317,530	Evolution Mining Ltd	2,657,334
44,661	Evonik Industries AG	696,983
268,575	Fortescue Ltd	3,927,248
34,232	Fresnillo PLC	1,525,499
1,452	Givaudan SA(a)	5,744,475
1,591,324	Glencore PLC(a)	8,698,129
9,885	Holmen AB Class B(b)	379,174
128,150	ICL Group Ltd	736,905
98,300	JFE Holdings Inc	1,253,216
88,100	JX Advanced Metals Corp	1,101,344
143,409	Lynas Rare Earths Ltd(a)	1,176,162
210,200	Mitsubishi Chemical Group Corp	1,230,433
147,700	Nippon Paint Holdings Co Ltd(b)	988,960
26,200	Nippon Sanso Holdings Corp	782,701
772,870	Nippon Steel Corp(b)	3,162,626
104,400	Nitto Denko Corp	2,485,734
233,642	Norsk Hydro ASA	1,803,523
215,765	Northern Star Resources Ltd	3,796,967
56,162	Novonesis / Novozymes Class B	3,593,274
57,921	Rio Tinto Ltd	5,650,537
177,704	Rio Tinto PLC	14,311,802
266,500	Shin-Etsu Chemical Co Ltd	8,277,797
698,714	South32 Ltd	1,653,935
37,000	Sumitomo Metal Mining Co Ltd	1,481,612
11,314	Syensqo SA	906,230
20,997	Symrise AG	1,701,208
230,100	Toray Industries Inc	1,500,202
85,248	UPM-Kymmene OYJ(a)	2,464,468
24,574	Yara International ASA	1,005,618
		158,811,228
Communications — 4.65%
145,280	Auto Trader Group PLC(c)	1,145,771
944,298	BT Group PLC	2,338,800
55,407	CAR Group Ltd	1,134,809
33,581	Delivery Hero SE(a)(c)	885,193
580,303	Deutsche Telekom AG	18,889,453
22,640	Elisa OYJ(a)	1,003,308
390,919	Grab Holdings Ltd Class A(a)	1,950,686
575,900	HKT Trust & HKT Ltd	852,769
Shares		Fair Value
Communications — (continued)
207,661	Informa PLC	$ 2,463,378
462,100	KDDI Corp	7,997,890
637,478	Koninklijke KPN NV	2,978,750
425,200	LY Corp	1,131,435
74,600	M3 Inc	1,003,581
39,500	MonotaRO Co Ltd	628,967
840,674	Nokia OYJ(a)	5,419,881
4,649,200	NTT Inc	4,693,325
291,122	Orange SA(b)	4,857,821
91,824	Pearson PLC	1,297,680
207,478	Prosus NV	12,846,811
36,319	Publicis Groupe SA	3,771,641
240,300	Rakuten Group Inc(a)	1,539,835
12,236	Scout24 SE(c)	1,228,982
60,100	Sea Ltd ADR(a)	7,666,957
1,158,600	Singapore Telecommunications Ltd	4,099,126
4,540,900	SoftBank Corp	6,234,465
604,400	SoftBank Group Corp	16,955,436
24,661	Spotify Technology SA(a)	14,320,889
4,151	Swisscom AG(a)	3,015,109
95,564	Tele2 AB Class B	1,601,328
1,844,401	Telecom Italia SpA(a)	1,108,030
442,117	Telefonaktiebolaget LM Ericsson Class B	4,302,700
577,069	Telefonica SA(b)	2,368,832
92,199	Telenor ASA	1,340,983
406,531	Telia Co AB(a)	1,737,500
652,286	Telstra Group Ltd	2,116,389
19,100	Trend Micro Inc(a)(b)	793,266
2,867,034	Vodafone Group PLC	3,820,996
9,078	Wix.com Ltd(a)	943,113
67,800	ZOZO Inc	559,135
		153,045,020
Consumer, Cyclical — 12.15%
32,801	Accor SA	1,849,202
39,731	AddTech AB Class B(a)	1,399,271
27,779	adidas AG(a)	5,497,069
78,800	Aisin Corp	1,476,417
72,733	Amadeus IT Group SA	5,383,039
23,200	ANA Holdings Inc	440,607
88,565	Aristocrat Leisure Ltd	3,428,750
110,700	Asics Corp	2,657,516
49,988	Associated British Foods PLC	1,427,147
13,083	Avolta AG	771,634
95,000	Bandai Namco Holdings Inc	2,528,528
207,611	Barratt Redrow PLC(a)	1,066,253
44,491	Bayerische Motoren Werke AG	4,824,392
177,600	Bridgestone Corp(b)	3,995,872
54,804	Bunzl PLC	1,528,866
84,994	Cie Financiere Richemont SA Class A	18,329,045
108,363	Cie Generale des Etablissements Michelin SCA	3,591,817

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Cyclical — (continued)
416,450	CK Hutchison Holdings Ltd	$ 2,831,219
270,317	Compass Group PLC	8,561,354
17,069	Continental AG	1,354,645
9,281	CTS Eventim AG & Co KGaA	849,603
75,685	Daimler Truck Holding AG	3,278,106
89,100	Daiwa House Industry Co Ltd	2,959,797
276,300	Denso Corp	3,816,288
102,503	Deutsche Lufthansa AG	1,006,982
3,146	D'ieteren Group	566,661
17,842	Dr Ing hc F Porsche AG(b)(c)	950,305
96,829	Entain PLC	995,066
23,843	Evolution AB(c)	1,618,977
30,200	Fast Retailing Co Ltd	10,950,166
16,398	FDJ UNITED(a)(c)	453,909
19,925	Ferrari NV	7,404,406
336,000	Galaxy Entertainment Group Ltd	1,656,755
87,824	H & M Hennes & Mauritz AB Class B(b)	1,760,334
5,050	Hermes International SCA	12,538,381
582,500	Honda Motor Co Ltd	5,717,047
9,190	IMCD NV	834,106
171,949	Industria de Diseno Textil SA	11,342,548
23,515	InterContinental Hotels Group PLC	3,302,943
196,087	International Consolidated Airlines Group SA	1,088,754
84,800	Isuzu Motors Ltd	1,323,484
936,000	ITOCHU Corp	11,828,056
22,100	Japan Airlines Co Ltd(b)	409,861
406,834	JD Sports Fashion PLC	461,030
12,169	Kering SA	4,252,304
287,703	Kingfisher PLC	1,210,709
374,020	Lottery Corp Ltd	1,285,123
39,684	LVMH Moet Hennessy Louis Vuitton SE	29,911,214
220,000	Marubeni Corp	6,126,999
51,200	MatsukiyoCocokara & Co	886,456
115,987	Mercedes-Benz Group AG	8,040,452
508,800	Mitsubishi Corp	11,637,622
389,900	Mitsui & Co Ltd	11,578,991
37,486	Moncler SpA	2,396,111
18,647	Next PLC	3,431,649
173,900	Nintendo Co Ltd	11,740,783
333,700	Nissan Motor Co Ltd(a)(b)	829,220
58,500	Nitori Holdings Co Ltd	1,021,068
168,200	Oriental Land Co Ltd	3,111,697
287,000	Pan Pacific International Holdings Corp	1,709,631
366,700	Panasonic Holdings Corp	4,753,913
12,476	Pandora A/S	1,379,672
23,461	Porsche Automobil Holding SE	1,094,582
114,725	Qantas Airways Ltd	792,601
804	Rational AG	620,761
32,870	Renault SA	1,360,563
35,399	Rexel SA(a)	1,388,423
135,986	Ryanair Holdings PLC	4,688,465
80,000	Ryohin Keikaku Co Ltd(b)	1,412,597
Shares		Fair Value
Consumer, Cyclical — (continued)
397,672	Sands China Ltd	$ 1,003,097
26,400	Sanrio Co Ltd	826,062
56,600	Sekisui Chemical Co Ltd	951,857
98,400	Sekisui House Ltd(b)	2,195,624
30,470	SGH Ltd	940,431
11,300	Shimano Inc(b)	1,181,652
222,900	Singapore Airlines Ltd(b)	1,106,691
13,381	Sodexo SA(b)	685,588
973,600	Sony Group Corp	24,973,801
318,594	Stellantis NV	3,494,131
93,500	Subaru Corp	2,013,169
172,000	Sumitomo Corp	5,953,350
112,700	Sumitomo Electric Industries Ltd	4,539,250
247,000	Suzuki Motor Corp	3,694,001
4,258	Swatch Group AG(a)(b)	895,270
16,400	Toho Co Ltd	835,495
51,500	Tokyo Gas Co Ltd	2,041,690
25,700	Toyota Industries Corp	2,913,520
1,499,375	Toyota Motor Corp	32,202,221
113,500	Toyota Tsusho Corp	3,827,129
41,800	Tsuruha Holdings Inc(b)	768,006
171,551	Universal Music Group NV	4,472,302
249,159	Volvo AB Class B	7,929,395
178,678	Wesfarmers Ltd	9,625,959
28,151	Whitbread PLC	964,499
143,500	Yamaha Motor Co Ltd(b)	1,064,238
38,428	Zalando SE(a)(c)	1,133,896
15,300	Zensho Holdings Co Ltd	876,743
		399,826,881
Consumer, Non-Cyclical — 20.24%
4,048	Adyen NV(a)(c)	6,527,695
353,900	Aeon Co Ltd	5,590,600
142,800	Ajinomoto Co Inc	3,018,792
79,054	Alcon AG	6,255,394
157,250	Anheuser-Busch InBev SA	10,092,457
9,593	Argenx SE(a)	8,092,106
230,000	Asahi Group Holdings Ltd(b)	2,410,815
66,741	Ashtead Group PLC(a)	4,548,542
289,000	Astellas Pharma Inc	3,846,450
245,197	AstraZeneca PLC	45,369,249
574	Barry Callebaut AG(b)	938,439
155,925	Bayer AG	6,763,358
16,177	Beiersdorf AG	1,776,511
6,667	BioMerieux	862,674
216,437	Brambles Ltd	3,305,071
344,818	British American Tobacco PLC	19,543,248
53,137	Bureau Veritas SA(b)	1,690,436
14,199	Carlsberg AS Class B	1,858,414
90,402	Carrefour SA	1,508,408
172	Chocoladefabriken Lindt & Spruengli AG	4,757,994
104,600	Chugai Pharmaceutical Co Ltd(b)	5,487,480
32,757	Coca-Cola Europacific Partners PLC(a)	2,981,333

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
34,739	Coca-Cola HBC AG	$ 1,796,231
10,348	Cochlear Ltd	1,796,617
212,025	Coles Group Ltd	3,030,538
20,681	Coloplast A/S Class B	1,773,091
76,243	CSL Ltd	8,774,182
60,800	Dai Nippon Printing Co Ltd	1,046,611
283,800	Daiichi Sankyo Co Ltd	6,026,366
103,093	Danone SA(a)	9,298,884
92,203	Davide Campari-Milano NV(b)	595,658
13,662	Demant A/S(a)	460,334
352,528	Diageo PLC	7,593,847
36,510	Edenred SE	807,088
43,700	Eisai Co Ltd	1,297,490
47,801	EssilorLuxottica SA	15,114,560
98,172	Essity AB Class B	2,822,580
17,410	Eurofins Scientific SE	1,273,164
145,741	Experian PLC	6,568,985
3,171	Financiere de Tubize SA	773,864
92,279	Fisher & Paykel Healthcare Corp Ltd(a)	2,004,946
35,033	Fresenius Medical Care AG	1,673,369
66,013	Fresenius SE & Co KGaA	3,781,999
178,100	FUJIFILM Holdings Corp	3,778,999
24,263	Galderma Group AG	4,940,744
9,897	Genmab A/S	3,067,912
52,914	Grifols SA(b)	661,407
648,166	GSK PLC	15,886,813
1,442,981	Haleon PLC	7,289,961
19,967	Heineken Holding NV	1,462,119
45,968	Heineken NV	3,792,674
17,541	Henkel AG & Co KGaA	1,334,979
26,567	Hikma Pharmaceuticals PLC	553,481
122,877	Imperial Brands PLC(a)	5,157,954
24,599	Intertek Group PLC	1,524,881
5,705	Ipsen SA(a)	796,015
274,871	J Sainsbury PLC(b)	1,203,420
189,600	Japan Tobacco Inc(b)	6,814,661
25,651	JDE Peet's NV	959,293
46,150	Jeronimo Martins SGPS SA	1,098,200
73,000	Kao Corp(b)	2,913,543
26,274	Kerry Group PLC Class A	2,400,986
40,961	Kesko OYJ Class B(a)	924,256
115,300	Kikkoman Corp(b)	1,046,994
125,000	Kirin Holdings Co Ltd(b)	1,871,126
21,900	Kobe Bussan Co Ltd	527,148
141,392	Koninklijke Ahold Delhaize NV(a)	5,798,040
123,940	Koninklijke Philips NV	3,374,783
34,100	Kyowa Kirin Co Ltd(b)	548,830
40,673	Lifco AB Class B	1,541,456
10,970	Lonza Group AG(a)	7,396,193
38,099	L'Oreal SA	16,356,490
62	Lotus Bakeries NV	570,686
77,661	Magnum Ice Cream Co NV(a)	1,242,690
325,542	Marks & Spencer Group PLC	1,448,229
20,759	Merck KGaA	2,962,789
78,088	Mowi ASA(a)	1,878,401
407,857	Nestle SA(a)	40,483,528
77,300	Nexi SpA(b)(c)	381,003
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,190	NMC Health PLC(a)(d)	$ 485
300,838	Novartis AG(a)	41,454,272
509,393	Novo Nordisk A/S Class B	25,835,638
182,700	Olympus Corp	2,316,500
18,344	Orion OYJ Class B	1,368,601
108,824	Orkla ASA	1,211,836
68,500	Otsuka Holdings Co Ltd	3,874,307
32,428	Pernod Ricard SA	2,776,688
34,248	QIAGEN NV	1,557,492
16,591	Randstad NV(b)	629,878
107,614	Reckitt Benckiser Group PLC(a)	8,705,121
17,729	Recordati Industria Chimica e Farmaceutica SpA	1,006,453
222,000	Recruit Holdings Co Ltd	12,474,530
290,839	RELX PLC	11,713,055
416,344	Rentokil Initial PLC	2,483,549
116,402	Roche Holding AG	48,119,335
10,043	Salmar ASA	613,810
66,137	Sandoz Group AG	4,801,955
174,796	Sanofi SA	16,912,406
4,703	Sartorius Stedim Biotech	1,155,157
68,400	Secom Co Ltd	2,430,539
74,704	Securitas AB Class B(a)	1,188,027
331,400	Seven & i Holdings Co Ltd	4,761,229
26,069	SGS SA	2,990,316
124,400	Shionogi & Co Ltd	2,251,618
60,600	Shiseido Co Ltd(b)	881,907
53,023	Siemens Healthineers AG(c)	2,779,337
729,634	Sigma Healthcare LTD	1,428,348
131,648	Smith & Nephew PLC	2,188,540
70,722	Sonic Healthcare Ltd	1,064,863
8,200	Sonova Holding AG(a)	2,121,068
17,754	Straumann Holding AG	2,073,737
21,600	Suntory Beverage & Food Ltd(b)	649,589
30,708	Swedish Orphan Biovitrum AB(a)	1,102,021
77,700	Sysmex Corp	763,029
251,652	Takeda Pharmaceutical Co Ltd	7,817,636
212,900	Terumo Corp	3,094,539
1,045,852	Tesco PLC	6,218,074
187,046	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	5,837,706
40,700	TOPPAN Holdings Inc	1,209,876
482,923	Transurban Group	4,570,202
19,980	UCB SA	5,566,953
171,300	Unicharm Corp(b)	978,763
345,159	Unilever PLC	22,549,314
1,234,145	WH Group Ltd(c)	1,374,856
304,700	Wilmar International Ltd	728,737
110,603	Wise PLC Class A(a)	1,324,279
37,319	Wolters Kluwer NV	3,865,367
192,763	Woolworths Group Ltd	3,771,419
		666,119,511

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Diversified — 0.05%
27,379	Jardine Matheson Holdings Ltd(a)	$ 1,800,990
Energy — 3.26%
48,826	Aker BP ASA	1,242,435
206,144	APA Group	1,231,757
113,326	Bollore SE(a)	636,896
2,502,916	BP PLC	14,595,174
14,805	DCC PLC(a)	921,931
431,950	ENEOS Holdings Inc	3,056,092
323,263	Eni SpA(b)	6,127,805
127,150	Equinor ASA	2,998,429
66,642	Galp Energia SGPS SA	1,147,596
134,380	Idemitsu Kosan Co Ltd	1,017,428
141,600	Inpex Corp(b)	2,832,076
63,045	Neste OYJ(a)	1,426,273
22,501	OMV AG	1,252,122
185,887	Repsol SA	3,468,362
524,023	Santos Ltd	2,152,267
913,422	Shell PLC	33,655,390
313,151	TotalEnergies SE	20,416,798
161,150	Vestas Wind Systems A/S	4,358,660
301,914	Woodside Energy Group Ltd	4,707,641
		107,245,132
Financial — 26.50%
153,800	3i Group PLC	6,741,860
94,599	ABN AMRO Bank NV(c)	3,305,180
40,284	Admiral Group PLC	1,722,173
225,212	Aegon Ltd	1,751,316
27,933	AerCap Holdings NV	4,015,648
24,552	Ageas SA(a)	1,720,134
1,648,000	AIA Group Ltd	16,963,019
341,240	AIB Group PLC	3,647,970
61,136	Allianz SE	28,267,864
9,069	Amundi SA(c)	749,550
473,489	ANZ Group Holdings Ltd	11,447,864
24,342	ASR Nederland NV	1,731,951
32,748	ASX Ltd	1,121,368
479,359	Aviva PLC	4,406,365
271,182	AXA SA	13,011,580
6,298	Azrieli Group Ltd	714,043
32,306	Banca Mediolanum SpA	733,556
312,276	Banca Monte dei Paschi di Siena SpA	3,324,861
911,422	Banco Bilbao Vizcaya Argentaria SA	21,379,409
179,296	Banco BPM SpA	2,722,595
1,348,033	Banco Comercial Portugues SA Class R	1,419,017
780,561	Banco de Sabadell SA	3,076,070
2,353,874	Banco Santander SA	27,706,222
199,153	Bank Hapoalim BM	4,504,257
233,691	Bank Leumi Le-Israel BM	5,150,014
153,229	Bank of Ireland Group PLC	2,930,548
107,202	Bankinter SA	1,776,892
4,628	Banque Cantonale Vaudoise	585,071
2,180,308	Barclays PLC	13,954,914
Shares		Fair Value
Financial — (continued)
160,768	BNP Paribas SA	$ 15,209,767
592,500	BOC Hong Kong Holdings Ltd	3,006,933
238,121	BPER Banca SpA	3,217,601
613,788	CaixaBank SA	7,504,240
632,540	CapitaLand Ascendas REIT(a)	1,390,685
989,896	CapitaLand Integrated Commercial Trust REIT(a)	1,837,292
388,357	Capitaland Investment Ltd(b)	817,308
96,100	Chiba Bank Ltd	1,072,507
318,924	CK Asset Holdings Ltd	1,612,762
114,584	Commerzbank AG	4,835,968
265,145	Commonwealth Bank of Australia	28,301,404
85,494	Computershare Ltd	1,937,605
8,357	Covivio SA REIT	554,741
168,140	Credit Agricole SA	3,461,642
28,928	CVC Capital Partners PLC(c)	484,472
570,200	Dai-ichi Life Holdings Inc	4,738,686
42,500	Daito Trust Construction Co Ltd	809,284
211,900	Daiwa Securities Group Inc	1,857,048
104,175	Danske Bank A/S(a)	5,202,113
337,033	DBS Group Holdings Ltd	14,763,614
291,432	Deutsche Bank AG	11,231,525
29,877	Deutsche Boerse AG	7,852,306
139,406	DNB Bank ASA	3,883,960
77,956	EQT AB(b)	3,045,432
49,252	Erste Group Bank AG	5,905,774
12,469	Euronext NV(c)	1,873,066
14,841	EXOR NV	1,260,655
134,890	Fastighets AB Balder Class B(a)	995,665
101,542	FinecoBank Banca Fineco SpA	2,630,905
9,943	Futu Holdings Ltd ADR(a)	1,632,740
7,059	Gecina SA REIT	670,411
134,362	Generali	5,614,769
30,246	Gjensidige Forsikring ASA(a)	904,003
319,016	Goodman Group REIT	6,564,783
13,148	Groupe Bruxelles Lambert NV	1,169,177
117,700	Hang Seng Bank Ltd	2,321,936
9,612	Hannover Rueck SE	2,991,071
12,889	Helvetia Baloise Holding AG(a)	3,390,136
212,830	Henderson Land Development Co Ltd	770,718
190,412	Hong Kong Exchanges & Clearing Ltd	9,962,614
164,600	Hongkong Land Holdings Ltd	1,143,430
2,714,682	HSBC Holdings PLC	42,710,641
63,900	Hulic Co Ltd(b)	699,141
19,677	Industrivarden AB Class A	881,497
23,521	Industrivarden AB Class C	1,052,877
151,897	Infratil Ltd	969,282
478,280	ING Groep NV	13,443,590
388,363	Insurance Australia Group Ltd	2,061,131

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
2,255,308	Intesa Sanpaolo SpA	$ 15,584,398
23,025	Investment AB Latour Class B	559,387
287,385	Investor AB Class B	10,241,137
200,599	Israel Discount Bank Ltd Class A	2,130,270
160,200	Japan Exchange Group Inc	1,709,905
289,300	Japan Post Bank Co Ltd	4,072,498
284,400	Japan Post Holdings Co Ltd	3,000,822
28,600	Japan Post Insurance Co Ltd	860,104
33,498	Julius Baer Group Ltd	2,617,226
36,488	KBC Group NV	4,752,047
33,251	Klepierre SA REIT	1,315,585
11,067	L E Lundbergforetagen AB Class B	611,025
123,636	Land Securities Group PLC REIT	1,032,957
11,321	LEG Immobilien SE	825,707
928,492	Legal & General Group PLC	3,266,657
423,944	Link REIT	1,892,919
9,469,965	Lloyds Banking Group PLC	12,523,466
75,042	London Stock Exchange Group PLC	9,024,641
368,443	M&G PLC	1,417,935
57,138	Macquarie Group Ltd	7,721,089
146,261	Mapfre SA	733,965
425,961	Medibank Pvt Ltd	1,359,400
172,900	Mitsubishi Estate Co Ltd	4,200,626
133,200	Mitsubishi HC Capital Inc	1,114,251
1,815,500	Mitsubishi UFJ Financial Group Inc	28,813,933
415,300	Mitsui Fudosan Co Ltd	4,719,582
24,532	Mizrahi Tefahot Bank Ltd	1,713,982
397,310	Mizuho Financial Group Inc	14,499,654
204,000	MS&AD Insurance Group Holdings Inc	4,789,313
20,648	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,588,153
483,284	National Australia Bank Ltd	13,588,413
1,278,746	NatWest Group PLC	11,214,037
1,284	Nippon Building Fund Inc REIT(b)	1,170,280
43,056	NN Group NV	3,321,539
480,000	Nomura Holdings Inc	3,998,625
495,734	Nordea Bank Abp	9,326,858
185,500	ORIX Corp	5,425,371
536,485	Oversea-Chinese Banking Corp Ltd	8,242,139
3,580	Partners Group Holding AG	4,392,594
35,355	Phoenix Financial Ltd	1,462,250
119,837	Phoenix Group Holdings PLC	1,185,558
405,641	Prudential PLC	6,237,258
237,401	QBE Insurance Group Ltd	3,143,066
20,830	Raiffeisen Bank International AG(a)	928,114
9,217	REA Group Ltd	1,123,601
336,900	Resona Holdings Inc	3,206,520
29,400	Sagax AB Class B	628,806
383,136	Sampo OYJ Class A	4,635,486
Shares		Fair Value
Financial — (continued)
90,480	SBI Holdings Inc	$ 1,949,845
837,904	Scentre Group REIT	2,342,273
120,687	Schroders PLC	659,405
207,110	Segro PLC REIT	2,005,944
135,900	Singapore Exchange Ltd	1,788,979
671,485	Sino Land Co Ltd(b)	883,573
246,636	Skandinaviska Enskilda Banken AB Class A	5,199,998
110,814	Societe Generale SA	8,920,962
2,428	Sofina SA	702,124
138,150	Sompo Holdings Inc	4,689,117
968,300	Sony Financial Group Inc(a)	1,026,161
310,179	Standard Chartered PLC	7,566,400
398,085	Stockland REIT	1,517,788
583,300	Sumitomo Mitsui Financial Group Inc	18,759,752
101,972	Sumitomo Mitsui Trust Holdings Inc	3,107,583
100,400	Sumitomo Realty & Development Co Ltd	2,520,636
224,000	Sun Hung Kai Properties Ltd	2,727,489
176,469	Suncorp Group Ltd	2,071,591
226,013	Svenska Handelsbanken AB Class A	3,274,373
133,663	Swedbank AB Class A	4,637,444
61,000	Swire Pacific Ltd Class A	491,743
4,453	Swiss Life Holding AG(a)	5,129,165
13,521	Swiss Prime Site AG(a)	2,099,376
47,530	Swiss Re AG(a)	7,918,006
77,900	T&D Holdings Inc	1,798,178
10,884	Talanx AG	1,445,818
289,200	Tokio Marine Holdings Inc	10,690,597
51,122	Tryg A/S	1,336,912
502,404	UBS Group AG	23,198,305
19,143	Unibail-Rodamco-Westfield REIT	2,081,740
221,649	UniCredit SpA	18,358,434
54,715	Unipol Assicurazioni SpA	1,312,702
199,206	United Overseas Bank Ltd	5,425,481
577,875	Vicinity Ltd REIT	983,836
115,989	Vonovia SE	3,338,086
54,752	Washington H Soul Pattinson & Co Ltd	1,354,751
542,804	Westpac Banking Corp	13,929,217
157,000	Wharf Holdings Ltd	438,547
262,300	Wharf Real Estate Investment Co Ltd	829,021
165,500	Yokohama Financial Group Inc	1,368,191
23,207	Zurich Insurance Group AG(a)	17,560,799
		872,193,709
Industrial — 15.96%
247,122	ABB Ltd(a)	18,217,228
3,711	Acciona SA	807,659
29,471	ACS Actividades de Construccion y Servicios SA	2,925,438

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
119,634	Aena SME SA(c)	$ 3,342,673
5,779	Aeroports de Paris SA(b)	754,134
29,400	AGC Inc(b)	975,014
94,177	Airbus SE	21,870,132
47,251	Alfa Laval AB	2,369,229
55,427	Alstom SA(a)	1,635,201
450	AP Moller - Maersk A/S Class A	1,032,190
647	AP Moller - Maersk A/S Class B(b)	1,484,575
155,782	Assa Abloy AB Class B	6,017,992
432,246	Atlas Copco AB Class A	7,695,093
243,963	Atlas Copco AB Class B	3,900,167
267,006	Auckland International Airport Ltd	1,280,564
473,675	BAE Systems PLC	10,898,437
64,977	Beijer Ref AB(b)	1,042,741
1,604	Belimo Holding AG	1,567,210
29,080	Bouygues SA	1,511,733
12,198	Buzzi SpA	737,382
78,870	Cellnex Telecom SA(c)	2,539,742
126,000	Central Japan Railway Co	3,490,200
70,762	Cie de Saint-Gobain SA	7,195,914
97,000	CK Infrastructure Holdings Ltd	718,792
53,200	Daifuku Co Ltd(b)	1,674,506
42,000	Daikin Industries Ltd	5,371,456
3,101	Dassault Aviation SA	994,197
154,536	Deutsche Post AG	8,426,175
32,271	DSV A/S	8,127,662
155,600	East Japan Railway Co	4,101,131
73,100	Ebara Corp	1,722,950
10,680	Eiffage SA	1,530,223
4,340	Elbit Systems Ltd	2,491,707
105,716	Epiroc AB Class A(b)	2,383,037
59,749	Epiroc AB Class B	1,202,065
146,500	FANUC Corp	5,701,158
82,134	Ferrovial SE	5,321,522
21,800	Fuji Electric Co Ltd	1,653,205
39,600	Fujikura Ltd	4,391,459
23,205	GEA Group AG	1,568,244
5,254	Geberit AG(a)	4,080,376
51,956	Getlink SE	959,057
60,703	Halma PLC	2,879,621
36,700	Hankyu Hanshin Holdings Inc	923,032
21,517	Heidelberg Materials AG	5,578,427
10,174	Hensoldt AG	871,395
324,545	Hexagon AB Class B	3,822,720
724,100	Hitachi Ltd	22,708,913
2,460	Hochtief AG	963,044
81,515	Holcim AG	7,935,511
53,200	Hoya Corp	8,068,822
163,300	IHI Corp	2,870,911
41,235	Indutrade AB	1,068,844
42,215	Infrastrutture Wireless Italiane SpA(c)	390,665
32,354	InPost SA(a)	397,589
72,100	Kajima Corp	2,688,430
Shares		Fair Value
Industrial — (continued)
24,400	Kawasaki Heavy Industries Ltd	$ 1,618,123
53,800	Kawasaki Kisen Kaisha Ltd(b)	748,908
240,400	Keppel Ltd	1,932,736
30,660	Keyence Corp	11,090,488
24,504	Kingspan Group PLC	2,111,482
11,547	Knorr-Bremse AG	1,281,049
150,800	Komatsu Ltd	4,785,255
53,580	Kone OYJ Class B	3,795,761
72,669	Kongsberg Gruppen ASA	1,862,164
163,500	Kubota Corp(b)	2,316,905
7,416	Kuehne + Nagel International AG(a)	1,590,400
203,200	Kyocera Corp	2,848,602
41,684	Legrand SA	6,196,852
63,719	Leonardo SpA(a)	3,644,758
35,300	Makita Corp	1,069,907
203,014	Melrose Industries PLC	1,600,610
102,097	Metso OYJ(a)	1,776,401
55,400	MINEBEA MITSUMI Inc	1,114,735
305,500	Mitsubishi Electric Corp	8,907,419
509,600	Mitsubishi Heavy Industries Ltd	12,440,578
54,500	Mitsui OSK Lines Ltd(b)	1,638,510
267,702	MTR Corp Ltd	1,025,280
8,502	MTU Aero Engines AG	3,524,314
262,600	Murata Manufacturing Co Ltd	5,427,405
230,206	Nibe Industrier AB Class B	879,935
125,000	Nidec Corp	1,697,252
70,400	Nippon Yusen KK	2,280,368
102,900	Obayashi Corp	2,153,482
72,607	Poste Italiane SpA(c)	1,822,716
44,685	Prysmian SpA	4,457,652
7,260	Rheinmetall AG	13,245,090
15,330	ROCKWOOL A/S Class B	538,602
1,334,821	Rolls-Royce Holdings PLC	20,634,907
49,780	Saab AB Class B	2,888,246
57,120	Safran SA	19,895,848
167,452	Sandvik AB	5,408,883
3,924	Sartorius AG	1,129,972
10,194	Schindler Holding AG	3,751,848
87,020	Schneider Electric SE	23,806,491
12,100	SCREEN Holdings Co Ltd	1,178,593
33,200	Seibu Holdings Inc	912,222
47,900	SG Holdings Co Ltd(b)	438,360
35,400	Shimadzu Corp	942,405
120,491	Siemens AG	33,746,669
122,280	Siemens Energy AG(a)	17,154,467
23,785	Sika AG	4,828,962
240,600	Singapore Technologies Engineering Ltd	1,572,103
196,574	SITC International Holdings Co Ltd	703,419
52,560	Skanska AB Class B	1,432,173
58,531	SKF AB Class B	1,549,247
9,100	SMC Corp(b)	3,148,608
51,591	Smiths Group PLC	1,630,443
11,053	Spirax Group PLC	1,009,467
87,160	Stora Enso OYJ Class R(b)	1,088,247

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
89,602	Svenska Cellulosa AB SCA Class B	$ 1,188,287
24,200	Taisei Corp	2,293,456
306,900	TDK Corp	4,341,945
237,000	Techtronic Industries Co Ltd	2,726,242
61,340	Tenaris SA	1,183,607
14,756	Thales SA	3,980,660
42,046	Tokyo Metro Co Ltd(b)	428,003
71,000	Tokyu Corp	829,743
34,056	Trelleborg AB Class B	1,439,600
4,507	VAT Group AG(c)	2,163,811
77,949	Vinci SA	10,966,094
79,239	Wartsila OYJ Abp	2,805,421
65,700	West Japan Railway Co	1,309,082
415,700	Yangzijiang Shipbuilding Holdings Ltd(a)	1,123,010
38,700	Yokogawa Electric Corp	1,241,131
		525,172,905
Technology — 6.92%
121,100	Advantest Corp	15,312,842
7,344	ASM International NV	4,446,018
61,470	ASML Holding NV	66,235,087
12,172	BE Semiconductor Industries NV	1,902,920
140,100	Canon Inc(b)	4,145,364
58,400	Capcom Co Ltd(b)	1,356,576
23,212	Capgemini SE	3,854,307
13,696	Check Point Software Technologies Ltd(a)	2,541,430
7,510	CyberArk Software Ltd(a)	3,349,911
105,022	Dassault Systemes SE	2,934,128
14,400	Disco Corp	4,387,136
282,700	Fujitsu Ltd	7,769,420
205,629	Infineon Technologies AG	8,971,780
30,300	Kioxia Holdings Corp(a)	2,016,618
16,000	Konami Group Corp	2,172,916
13,500	Lasertec Corp(b)	2,572,325
24,041	Logitech International SA(a)	2,440,595
6,451	Monday.com Ltd(a)	951,910
33,582	Nebius Group NV(a)(b)	2,810,981
204,200	NEC Corp	6,909,210
9,242	Nemetschek SE	999,893
54,900	Nexon Co Ltd	1,341,015
10,082	Nice Ltd(a)	1,139,639
61,269	Nomura Research Institute Ltd	2,331,569
4,673	Nova Ltd(a)	1,562,151
51,600	Obic Co Ltd	1,619,656
5,700	Oracle Corp Japan	479,080
34,200	Otsuka Corp(b)	704,712
9,111	Pro Medicus Ltd	1,338,074
269,300	Renesas Electronics Corp(b)	3,688,562
157,108	Sage Group PLC	2,283,992
165,165	SAP SE	40,129,851
108,305	STMicroelectronics NV(a)	2,830,560
32,500	TIS Inc	1,091,857
70,900	Tokyo Electron Ltd	15,791,370
Shares		Fair Value
Technology — (continued)
32,711	WiseTech Global Ltd	$ 1,487,195
26,240	Xero Ltd(a)	1,987,788
		227,888,438
Utilities — 3.47%
3,443	BKW AG	730,297
776,767	Centrica PLC	1,770,547
102,200	Chubu Electric Power Co Inc	1,574,546
263,000	CLP Holdings Ltd	2,352,509
133,474	Contact Energy Ltd	710,062
360,583	E.ON SE	6,827,603
48,136	EDP Renovaveis SA	679,790
505,278	EDP SA	2,327,201
7,014	Elia Group SA	902,580
51,029	Endesa SA	1,836,857
1,283,749	Enel SpA	13,347,553
290,101	Engie SA	7,620,756
76,560	Fortum OYJ(a)	1,625,820
2,700	Hikari Tsushin Inc	756,537
1,725,229	Hong Kong & China Gas Co Ltd	1,555,253
1,003,855	Iberdrola SA	21,736,834
150,200	Kansai Electric Power Co Inc	2,358,844
190,448	Meridian Energy Ltd	615,109
771,824	National Grid PLC	11,833,380
30,700	Naturgy Energy Group SA(a)	934,763
272,270	Origin Energy Ltd	2,079,198
85,435	Orsted A/S(a)(c)	1,630,901
59,700	Osaka Gas Co Ltd	2,074,388
230,500	Power Assets Holdings Ltd	1,633,376
68,587	Redeia Corp SA(a)	1,222,683
98,467	RWE AG	5,217,450
133,800	Sembcorp Industries Ltd(b)	625,464
42,039	Severn Trent PLC	1,578,037
334,346	Snam SpA	2,221,684
187,274	SSE PLC	5,487,944
222,211	Terna-Rete Elettrica Nazionale	2,364,034
110,023	United Utilities Group PLC	1,766,931
99,750	Veolia Environnement SA	3,471,045
10,010	Verbund AG	726,837
		114,196,813
TOTAL COMMON STOCK — 98.03% (Cost $2,364,974,259)		$3,226,300,627
PREFERRED STOCK
Consumer, Cyclical — 0.14%
7,888	Bayerische Motoren Werke AG	840,548
31,908	Volkswagen AG	3,894,008
		4,734,556

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — 0.07%
25,910	Henkel AG & Co KGaA	$ 2,113,861
TOTAL PREFERRED STOCK — 0.21% (Cost $7,364,447)		$6,848,417
GOVERNMENT MONEY MARKET MUTUAL FUNDS
113,251,563	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 3.71%(f)	113,251,563
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.44% (Cost $113,251,563)		$113,251,563
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.96%
31,693,500	U.S. Treasury Bills(b)(g) 3.60%, 03/10/2026	$ 31,479,189
TOTAL SHORT TERM INVESTMENTS — 0.96% (Cost $31,479,189)		$31,479,189
TOTAL INVESTMENTS — 102.64% (Cost $2,517,069,458)		$3,377,879,796
OTHER ASSETS & LIABILITIES, NET — (2.64)%		$(86,872,955)
TOTAL NET ASSETS — 100.00%		$3,291,006,841

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $36,782,700, representing 1.12% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2025.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	440	USD	63,846	Mar 2026	$60,225
				Net Appreciation	$60,225
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	5,583,416	CHF	4,405,000	01/09/2026	$16,554
CGM	USD	6,980,133	EUR	5,941,000	01/09/2026	(4,894)
CGM	USD	81,638	EUR	70,467	02/05/2026	(1,322)
CGM	USD	14,497	GBP	11,070	01/05/2026	(425)
CGM	USD	135,812	GBP	103,706	01/08/2026	(3,985)
CGM	USD	110,529	GBP	83,533	01/09/2026	(2,075)
CGM	USD	28,034	GBP	21,187	01/12/2026	(527)
CGM	USD	164,917	GBP	126,193	01/13/2026	(5,198)
MEL	USD	93,484	AUD	139,564	02/24/2026	333
MEL	USD	27,244	AUD	40,674	02/25/2026	97
MEL	USD	20,398	AUD	30,453	02/27/2026	73
MEL	USD	32,276	AUD	48,186	03/18/2026	117
MEL	USD	266,073	EUR	226,251	01/05/2026	116
MEL	USD	21,603	GBP	16,222	01/05/2026	(264)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts: — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	28,177	GBP	21,144	01/09/2026	$(325)
MEL	USD	87,496	GBP	65,593	01/30/2026	(937)
MEL	USD	279,664	GBP	207,097	02/05/2026	462
MEL	USD	31,241	GBP	23,135	02/12/2026	52
MEL	USD	3,207	JPY	483,990	01/14/2026	113
MEL	USD	8,438	JPY	1,310,445	03/02/2026	27
MEL	USD	9,760	JPY	1,514,700	03/10/2026	31
MEL	USD	19,766	JPY	3,065,763	03/17/2026	63
MEL	USD	5,610	JPY	869,550	03/24/2026	18
MEL	USD	53,240	JPY	8,252,225	03/25/2026	167
MEL	USD	4,722	JPY	731,850	03/26/2026	15
MEL	USD	79,153	JPY	12,266,775	03/27/2026	247
MEL	USD	213,095	JPY	33,016,252	03/30/2026	662
MEL	USD	113,001	JPY	17,506,557	03/31/2026	350
MEL	USD	232,337	JPY	35,989,850	04/01/2026	733
					Net Appreciation	$278
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2025
Summary of Investments by Country as of December 31, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$716,610,234	21.21%
United Kingdom	457,865,156	13.55
France	335,264,373	9.93
Switzerland	325,481,021	9.64
Germany	312,521,091	9.25
Australia	203,722,455	6.03
Netherlands	171,236,200	5.07
United States	144,730,752	4.28
Spain	121,427,425	3.59
Sweden	119,645,900	3.54
Italy	101,505,730	3.01
Hong Kong	70,146,162	2.08
Denmark	61,679,951	1.83
Singapore	53,947,998	1.60
Finland	37,660,780	1.11
Israel	35,229,287	1.04
Belgium	27,722,913	0.82
Ireland	27,286,016	0.81
Norway	18,745,161	0.56
Austria	8,812,846	0.26
New Zealand	7,567,751	0.22
Luxembourg	6,262,138	0.19
Portugal	5,992,014	0.18
Chile	2,766,761	0.08
Mexico	1,525,500	0.05
China	1,123,010	0.03
Macau	1,003,097	0.03
Poland	397,589	0.01
United Arab Emirates	485	0.00
Total	$3,377,879,796	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 9.56%
75,023	Agnico Eagle Mines Ltd	$ 12,722,544
268,079	ArcelorMittal SA	12,310,044
121,900	BHP Group Ltd	3,678,846
42,753	Croda International PLC	1,550,406
124,793	Franco-Nevada Corp	25,867,806
1,981,489	Glencore PLC(a)	10,830,759
242,600	ICL Group Ltd	1,395,030
76,000	Johnson Matthey PLC	2,178,171
75,800	Kaneka Corp(b)	2,125,975
189,900	Kansai Paint Co Ltd	2,999,878
1,035,500	Kingboard Holdings Ltd	3,911,355
347,200	Mitsubishi Chemical Group Corp	2,032,381
150,200	Mitsui Chemicals Inc	1,920,625
95,400	Nippon Soda Co Ltd(b)	2,206,846
233,400	Nitto Denko Corp	5,557,187
656,500	Norsk Hydro ASA	5,067,638
409,413	Northern Star Resources Ltd	7,204,726
21,873	Novonesis / Novozymes Class B	1,399,446
1,120,000	Perenti Ltd	2,078,818
1,547,700	Perseus Mining Ltd	5,818,408
86,000	Rio Tinto Ltd	8,389,811
132,909	Symrise AG	10,768,481
150,100	Tokuyama Corp	3,950,159
130,043	Wheaton Precious Metals Corp	15,288,141
58,600	Yara International ASA	2,398,030
		153,651,511
Communications — 2.52%
685,700	Airtel Africa PLC(c)	3,282,814
2,057,600	BT Group PLC(b)	5,096,182
375,400	M3 Inc	5,050,190
541,400	Nokia OYJ(a)	3,490,441
1,726,600	NTT Inc	1,742,987
192,200	Orange SA(b)	3,207,155
51,600	Prosus NV	3,195,016
31,100	Publicis Groupe SA	3,229,660
304,500	Telefonaktiebolaget LM Ericsson Class B	2,963,406
298,600	Television Francaise 1 SA	2,916,073
4,809,700	Vodafone Group PLC	6,410,054
		40,583,978
Consumer, Cyclical — 11.76%
127,397	Amadeus IT Group SA	9,428,773
121,685	Associated British Foods PLC	3,474,082
45,000	Avolta AG	2,654,094
52,500	Bayerische Motoren Werke AG	5,692,850
204,400	Betsson AB Class B	3,262,367
30,133	Cie Financiere Richemont SA Class A	6,498,213
Shares		Fair Value
Consumer, Cyclical — (continued)
67,700	Cie Generale des Etablissements Michelin SCA	$ 2,243,995
360,400	Citizen Watch Co Ltd	2,932,185
357,000	CK Hutchison Holdings Ltd	2,427,051
95,500	Daimler Truck Holding AG	4,136,343
90,400	Daiwa House Industry Co Ltd	3,002,981
111,800	Daiwabo Holdings Co Ltd	2,203,310
314,900	Deutsche Lufthansa AG	3,093,554
49,400	Exedy Corp	1,771,723
279,000	Harvey Norman Holdings Ltd	1,288,311
495,900	Honda Motor Co Ltd	4,867,096
44,000	HUGO BOSS AG(b)	1,854,015
584,800	International Consolidated Airlines Group SA	2,826,658
227,300	Isuzu Motors Ltd(b)	3,547,499
53,700	Iveco Group NV	1,175,972
185,000	Jardine Cycle & Carriage Ltd	4,867,440
984,300	Kingfisher PLC	4,142,122
73,400	Kohnan Shoji Co Ltd	1,880,962
88,200	Marubeni Corp	2,456,370
72,400	Mercedes-Benz Group AG	5,018,914
170,000	Mitsui & Co Ltd	5,048,547
101,700	Nagase & Co Ltd	2,476,221
140,500	NGK Insulators Ltd	3,015,027
214,700	Nitori Holdings Co Ltd	3,747,406
181,700	Okamura Corp	2,658,557
472,528	OVS SpA(c)	2,681,475
626,700	Pets at Home Group PLC	1,667,361
603,400	Pirelli & C SpA(c)	4,120,442
700,800	Qantas Airways Ltd	4,841,621
65,700	Rexel SA(a)	2,576,893
99,600	Ryanair Holdings PLC	3,433,965
140,018	Ryanair Holdings PLC Sponsored ADR	10,107,900
215,300	Sankyo Co Ltd	3,494,510
37,400	Shimano Inc	3,910,955
117,500	Sojitz Corp	3,654,232
129,100	Stanley Electric Co Ltd	2,541,528
166,012	Stellantis NV	1,820,711
129,400	Subaru Corp	2,786,140
204,800	Sumitomo Corp	7,088,640
230,700	Sumitomo Forestry Co Ltd(b)	2,348,327
202,900	Super Retail Group Ltd	2,165,998
112,500	Tokmanni Group Corp(b)	1,017,788
153,500	Toyota Boshoku Corp	2,469,752
257,900	Toyota Motor Corp	5,538,943
84,000	Traton SE(b)	2,979,642
247,600	Volvo AB Class B(b)	7,879,780
106,600	Yokohama Rubber Co Ltd(b)	4,102,268
1,030,400	Yue Yuen Industrial Holdings Ltd	2,112,829
		189,034,338
Consumer, Non-Cyclical — 19.75%
83,700	Adecco Group AG(a)	2,410,560
71,645	Agilent Technologies Inc	9,748,735
81,350	Alcon AG	6,437,072

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,700	Arcs Co Ltd	$ 1,138,850
321,700	Astellas Pharma Inc	4,281,671
140,900	Bayer AG	6,111,638
43,736	Beiersdorf AG	4,802,961
121,200	British American Tobacco PLC	6,869,252
14,020	Carlsberg AS Class B	1,834,986
212,700	Carrefour SA	3,549,019
176	Chocoladefabriken Lindt & Spruengli AG	2,571,690
32,200	Coca-Cola HBC AG	1,664,948
28,912	Coloplast A/S Class B	2,478,778
43,400	Colruyt Group NV	1,606,614
328,300	Diageo PLC	7,071,948
24,046	EssilorLuxottica SA	7,603,287
247,921	Experian PLC	11,174,546
82,100	Ezaki Glico Co Ltd(b)	2,838,670
163,110	Greencore Group PLC	557,353
416,600	GSK PLC	10,211,036
3,177,168	Haleon PLC	16,051,099
177,500	Imperial Brands PLC(a)	7,450,840
1,028,800	Inghams Group Ltd(b)	1,706,510
15,600	Ipsen SA(a)	2,176,657
909,100	J Sainsbury PLC(b)	3,980,154
363,221	Kenvue Inc	6,265,562
61,399	Kerry Group PLC Class A	5,610,800
192,800	Koninklijke Ahold Delhaize NV(a)	7,906,120
14,600	Kose Holdings Corp(b)	488,771
58,400	Lion Corp(b)	614,796
133,000	Megmilk Snow Brand Co Ltd	2,744,398
1,421,600	Mitie Group PLC	3,184,789
80,400	Nippon Shinyaku Co Ltd	2,897,177
166,700	Novartis AG(a)	22,970,592
244,300	Olympus Corp	3,097,542
298,800	Ono Pharmaceutical Co Ltd	4,139,697
70,024	Pernod Ricard SA	5,995,892
74,568	Reckitt Benckiser Group PLC(a)	6,031,961
103,434	RELX PLC	4,165,632
58,374	Roche Holding AG	24,106,727
333,200	Rohto Pharmaceutical Co Ltd	5,585,555
163,634	Sandoz Group AG	11,880,839
79,100	Sanofi SA	7,653,329
159,100	Santen Pharmaceutical Co Ltd	1,650,292
124,000	Scandinavian Tobacco Group A/S(c)	1,860,561
172,700	Securitas AB Class B(a)	2,746,469
227,500	Shionogi & Co Ltd	4,117,709
484,508	Smith & Nephew PLC	8,054,548
27,900	Societe BIC SA	1,685,737
1,981,700	Sonae SGPS SA	3,754,173
1,143,600	Tesco PLC	6,799,231
173,400	Teva Pharmaceutical Industries Ltd(a)	5,465,954
145,700	Toyo Suisan Kaisha Ltd(b)	9,995,252
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,268,000	United Laboratories International Holdings Ltd(b)	$ 1,890,625
20,829	Waters Corp(a)	7,911,479
5,235,500	WH Group Ltd(c)	5,832,421
38,166	Wolters Kluwer NV	3,953,096
		317,386,600
Energy — 4.74%
251,842	Aker BP ASA	6,408,415
445,100	BP PLC	2,595,497
163,700	Eni SpA(b)	3,103,113
150,000	Equinor ASA	3,537,274
126,015	Galp Energia SGPS SA	2,170,018
692,100	New Hope Corp Ltd	1,856,696
41,900	OMV AG	2,331,625
255,069	Petroleo Brasileiro SA Sponsored ADR	2,874,628
318,500	Repsol SA	5,942,700
74,500	Rubis SCA	2,797,281
296,100	Shell PLC	10,909,921
485,492	TotalEnergies SE	31,653,075
		76,180,243
Financial — 27.41%
17,600	3i Group PLC	771,500
168,200	ABN AMRO Bank NV(c)	5,876,715
604,700	Aegon Ltd	4,702,325
20,600	AerCap Holdings NV	2,961,456
1,515,420	AIB Group PLC	16,200,350
38,100	AL Sydbank(a)	3,403,019
5,100	Allianz SE	2,358,121
41,800	ASR Nederland NV	2,974,100
167,100	AXA SA	8,017,623
281,800	Banco Bilbao Vizcaya Argentaria SA	6,610,237
876,400	Banco Santander SA	10,315,646
264,500	Bank Leumi Le-Israel BM	5,828,973
751,429	Bank of Ireland Group PLC	14,371,293
878,600	Barclays PLC	5,623,420
40,500	BAWAG Group AG(c)	6,099,855
68,200	BNP Paribas SA	6,452,193
298,396	BPER Banca SpA	4,032,065
1,518,655	CaixaBank SA	18,567,244
656,600	Chiba Bank Ltd(b)	7,327,870
133,900	Commerzbank AG	5,651,192
186,800	Credit Agricole SA	3,845,811
157,000	Credit Saison Co Ltd(b)	4,211,578
449,800	Dai-ichi Life Holdings Inc	3,738,094
134,900	Danske Bank A/S(a)	6,736,406
94,570	DBS Group Holdings Ltd	4,142,606
316,400	Deutsche Bank AG	12,193,768
62,447	Deutsche Boerse AG	16,412,388
105,200	DNB Bank ASA	2,930,954
82,400	Eurocommercial Properties NV REIT	2,521,143
81,154	Euronext NV(c)	12,190,775
62,600	Gunma Bank Ltd	691,646

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
898,600	Helia Group Ltd	$ 3,293,786
219,031	Hiscox Ltd	4,185,101
447,300	HSBC Holdings PLC	7,037,461
43,277	IG Group Holdings PLC	765,573
196,800	ING Groep NV	5,531,694
356,600	Japan Post Holdings Co Ltd	3,762,633
99,667	Julius Baer Group Ltd	7,787,065
24,400	KBC Ancora	2,096,038
90,300	Klepierre SA REIT	3,572,743
12,188,441	Lloyds Banking Group PLC	16,118,489
99,162	London Stock Exchange Group PLC	11,925,341
413,500	Mebuki Financial Group Inc	2,741,880
301,900	Mitsubishi HC Capital Inc	2,525,469
137,200	Mizuho Financial Group Inc	5,007,053
13,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,949,965
323,453	National Bank of Greece SA	4,933,446
3,435,463	NatWest Group PLC	30,127,492
77,200	NN Group NV	5,955,559
603,500	Nomura Holdings Inc	5,027,438
179,900	Nordea Bank Abp	3,384,682
131,700	ORIX Corp	3,851,867
48,426	Plus500 Ltd	2,363,985
385,700	QBE Insurance Group Ltd	5,106,468
1,698,800	Resona Holdings Inc	16,168,703
14,612	Samsung Fire & Marine Insurance Co Ltd	5,041,242
99,100	Societe Generale SA	7,977,939
83,100	Sumitomo Mitsui Financial Group Inc	2,672,614
177,000	Swedbank AB Class A	6,141,024
48,400	Swiss Re AG(a)	8,062,939
532,510	UBS Group AG	24,588,438
91,000	United Overseas Bank Ltd	2,478,433
21,600	Vontobel Holding AG	1,745,031
36,174	Willis Towers Watson PLC	11,886,776
		440,574,733
Industrial — 13.78%
217,000	Amada Co Ltd	2,567,280
30,400	ANDRITZ AG(a)	2,370,547
294,843	Assa Abloy AB Class B(b)	11,390,037
54,300	Bekaert SA	2,404,068
23,200	Bilfinger SE	2,902,775
88,500	Bouygues SA	4,600,700
162,500	Brother Industries Ltd	3,246,381
101,447	Cie de Saint-Gobain SA	10,316,326
89,651	CRH PLC	11,188,445
32,500	D/S Norden A/S	1,283,663
54,100	Deutsche Post AG	2,949,837
25,700	Dfds A/S(a)	384,235
12,400	Eiffage SA	1,776,663
915,400	Firstgroup PLC	2,350,596
31,079	Hirose Electric Co Ltd	3,439,342
20,600	Horiba Ltd(b)	2,102,716
318,573	IMI PLC	10,618,024
Shares		Fair Value
Industrial — (continued)
15,700	Implenia AG	$ 1,505,683
41,900	Kalmar OYJ Class B	1,983,741
97,100	Kamigumi Co Ltd	3,139,978
46,648	Knorr-Bremse AG	5,175,230
144,100	Komatsu Ltd	4,572,647
38,400	Koninklijke Heijmans N.V	3,046,986
13,800	Krones AG	2,186,219
125,346	Legrand SA	18,634,262
36,400	Leonardo SpA(a)	2,082,098
82,400	Logista Integral SA	2,913,773
119,700	Macnica Holdings Inc	1,834,877
450,800	Mitsubishi Electric Corp	13,143,910
98,000	NCC AB Class B	2,333,642
87,900	Nippon Yusen KK	2,847,220
227,900	QinetiQ Group PLC	1,349,822
266,700	Rengo Co Ltd	2,069,372
40,000	ROCKWOOL A/S Class B	1,405,355
32,200	Sankyu Inc(b)	1,740,324
10,993	Schindler Holding AG	4,134,084
79,087	Schneider Electric SE	21,636,221
53,600	SCREEN Holdings Co Ltd(b)	5,220,873
195,900	Shimadzu Corp	5,215,172
92,300	Signify NV(c)	2,269,792
25,674	Sika AG	5,212,477
136,100	SKF AB Class B	3,602,409
32,906	Spirax Group PLC	3,005,295
390,790	Svenska Cellulosa AB SCA Class B	5,182,594
47,600	Taisei Corp	4,511,096
72,400	Takeuchi Manufacturing Co Ltd	3,117,403
214,683	Tenaris SA	4,142,488
134,500	Toyo Seikan Group Holdings Ltd	3,284,016
205,600	Tsubakimoto Chain Co	3,035,896
		221,426,590
Technology — 6.54%
5,224	ASML Holding NV	5,628,959
10,368	Cadence Design Systems Inc(a)	3,240,830
77,200	Canon Inc(b)	2,284,240
46,253	Capgemini SE	7,680,220
27,757	Check Point Software Technologies Ltd(a)	5,150,589
75,200	Computacenter PLC	2,953,529
295,546	Dassault Systemes SE	8,257,029
153,100	Ferrotec Corp(b)	4,916,015
45,500	Indra Sistemas SA(b)	2,586,460
76,800	Kontron AG(b)	2,038,593
2,174,000	PAX Global Technology Ltd	1,414,506
156,943	Samsung Electronics Co Ltd	13,154,156
65,831	SAP SE	15,994,843
151,900	Seiko Epson Corp	1,925,218
11,000	Sopra Steria Group	1,991,533
81,352	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	24,722,059

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Technology — (continued)
161,000	TeamViewer SE(a)(b)(c)	$ 1,133,525
		105,072,304
Utilities — 0.81%
1,171,400	A2A SpA	3,169,667
257,900	AGL Energy Ltd	1,598,126
421,000	Drax Group PLC	4,747,011
99,400	Endesa SA	3,578,036
		13,092,840
TOTAL COMMON STOCK — 96.87% (Cost $1,145,521,769)		$1,557,003,137
PREFERRED STOCK
Consumer, Cyclical — 0.22%
28,400	Volkswagen AG(b)	3,465,897
Consumer, Non-Cyclical — 0.25%
49,300	Henkel AG & Co KGaA	4,022,127
TOTAL PREFERRED STOCK — 0.47% (Cost $9,738,043)		$7,488,024
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
48,567,786	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 3.71%(e)	$ 48,567,786
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.02% (Cost $48,567,786)		$48,567,786
TOTAL INVESTMENTS — 100.36% (Cost $1,203,827,598)		$1,613,058,947
OTHER ASSETS & LIABILITIES, NET — (0.36)%		$(5,757,113)
TOTAL NET ASSETS — 100.00%		$1,607,301,834

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $45,348,375, representing 2.82% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2025
Summary of Investments by Country as of December 31, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$280,660,610	17.40%
United Kingdom	233,284,086	14.46
France	182,047,317	11.28
Switzerland	145,061,211	8.99
Germany	127,854,286	7.93
United States	75,734,392	4.69
Ireland	75,606,108	4.69
Netherlands	67,572,989	4.19
Spain	59,942,869	3.72
Canada	53,878,491	3.34
Australia	49,028,126	3.04
Sweden	45,501,727	2.82
Taiwan	24,722,059	1.53
Denmark	20,786,449	1.29
Italy	20,364,832	1.26
Norway	20,342,310	1.26
Israel	20,204,530	1.25
South Korea	18,195,397	1.13
Hong Kong	17,588,788	1.09
Luxembourg	16,452,532	1.02
Austria	12,840,620	0.80
Singapore	11,488,480	0.71
Finland	9,876,652	0.61
Belgium	6,106,720	0.38
Portugal	5,924,191	0.37
Greece	4,933,446	0.31
Bermuda	4,185,101	0.26
Brazil	2,874,628	0.18
Total	$1,613,058,947	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,759,594,296	$691,170,408	$3,377,879,796
Cash	20,973,087	17,756,520	12,969,844
Cash denominated in foreign currencies, fair value(c)	1,773,811	43,802	2,228,303
Cash pledged on futures contracts	-	-	2,032,273
Dividends receivable	3,070,503	2,270,153	11,447,681
Subscriptions receivable	1,577,386	1,051,849	2,702,738
Receivable for investments sold	683,151	973	-
Unrealized appreciation on forward foreign currency contracts	-	-	20,230
Total Assets	1,787,672,234	712,293,705	3,409,280,865
LIABILITIES:
Payable for director fees	10,189	10,189	10,189
Payable for investments purchased	1,360,341	707,223	28
Payable for other accrued fees	446,600	251,893	863,604
Payable for shareholder services fees	370,633	6,230	736,749
Payable to investment adviser	1,075,750	457,665	576,475
Payable upon return of securities loaned	24,686,646	16,258,390	113,251,563
Payable for foreign capital gains tax	7,599,164	-	-
Redemptions payable	569,750	99,942	2,459,064
Unrealized depreciation on forward foreign currency contracts	-	-	19,952
Variation margin on futures contracts	-	-	356,400
Total Liabilities	36,119,073	17,791,532	118,274,024
NET ASSETS	$1,751,553,161	$694,502,173	$3,291,006,841
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,617,975	$7,265,577	$22,142,096
Paid-in capital in excess of par	1,337,429,374	618,411,586	2,441,914,795
Undistributed/accumulated earnings	399,505,812	68,825,010	826,949,950
NET ASSETS	$1,751,553,161	$694,502,173	$3,291,006,841
NET ASSETS BY CLASS
Investor Class	$1,192,177,942	$19,810,917	$2,362,423,298
Institutional Class	$559,375,219	$674,691,256	$928,583,543
CAPITAL STOCK:
Authorized
Investor Class	535,000,000	20,000,000	685,000,000
Institutional Class	230,000,000	250,000,000	350,000,000
Issued and Outstanding
Investor Class	100,081,574	1,446,093	149,937,690
Institutional Class	46,098,179	71,209,681	71,483,268
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.91	$13.70	$15.76
Institutional Class	$12.13	$9.47	$12.99
(a) Cost of investments	$1,307,744,160	$623,352,302	$2,517,069,458
(b) Including fair value of securities on loan	$23,467,438	$15,429,347	$105,563,777
(c) Cost of cash denominated in foreign currencies	$1,784,472	$43,005	$2,211,264
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
Empower International Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,613,058,947
Cash	32,342,994
Cash denominated in foreign currencies, fair value(c)	1,350,168
Dividends receivable	9,249,957
Subscriptions receivable	2,476,672
Receivable for investments sold	389,101
Total Assets	1,658,867,839
LIABILITIES:
Payable for director fees	10,189
Payable for investments purchased	356,756
Payable for other accrued fees	925,716
Payable for shareholder services fees	80,845
Payable to investment adviser	993,465
Payable upon return of securities loaned	48,567,786
Redemptions payable	631,248
Total Liabilities	51,566,005
NET ASSETS	$1,607,301,834
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,695,893
Paid-in capital in excess of par	1,176,675,281
Undistributed/accumulated earnings	415,930,660
NET ASSETS	$1,607,301,834
NET ASSETS BY CLASS
Investor Class	$262,927,431
Institutional Class	$1,344,374,403
CAPITAL STOCK:
Authorized
Investor Class	250,000,000
Institutional Class	560,000,000
Issued and Outstanding
Investor Class	16,570,304
Institutional Class	130,388,621
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.87
Institutional Class	$10.31
(a) Cost of investments	$1,203,827,598
(b) Including fair value of securities on loan	$45,827,954
(c) Cost of cash denominated in foreign currencies	$1,329,630
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
INVESTMENT INCOME:
Interest	$76,351	$5,589	$2,106,937
Income from securities lending (net of fees)	262,041	33,713	292,112
Dividends	37,633,431	9,700,364	84,973,003
Foreign withholding tax	(4,741,120)	(1,047,919)	(10,319,929)
Total Income	33,230,703	8,691,747	77,052,123
EXPENSES:
Management fees	13,791,130	4,870,987	5,817,274
Shareholder services fees – Investor Class	3,593,695	68,487	7,190,984
Audit and tax fees	102,994	58,582	72,367
Custodian fees	996,767	179,623	429,436
Directors fees	47,001	47,001	47,001
Legal fees	9,627	9,627	9,627
Pricing fees	28,529	2,328	26,774
Registration fees	98,760	37,858	137,575
Shareholder report fees	103,398	1,226	90,706
Transfer agent fees	9,289	9,542	11,031
Other fees	37,265	34,909	38,893
Total Expenses	18,818,455	5,320,170	13,871,668
Less amount waived by investment adviser	1,463,965	227,573	-
Net Expenses	17,354,490	5,092,597	13,871,668
NET INVESTMENT INCOME	15,876,213	3,599,150	63,180,455
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	99,676,352	43,806,919	39,680,682
Net realized loss on foreign capital gains tax	(2,105,345)	-	-
Net realized gain on futures contracts	-	-	15,059,051
Net realized gain (loss) on foreign currency transactions	(6,537,533)	9,819,367	(7,182,563)
Net realized loss on forward foreign currency contracts	-	-	(467,992)
Net Realized Gain	91,033,474	53,626,286	47,089,178
Net change in unrealized appreciation on investments	335,637,597	6,458,255	649,793,794
Net change in unrealized depreciation on deferred foreign capital gains tax	(7,599,164)	-	-
Net change in unrealized appreciation on futures contracts	-	-	1,297,896
Net change in unrealized appreciation (depreciation) on foreign currency translations	(20,787)	33,358	117,475
Net change in unrealized depreciation on forward foreign currency contracts	-	-	(441,190)
Net Change in Unrealized Appreciation	328,017,646	6,491,613	650,767,975
Net Realized and Unrealized Gain	419,051,120	60,117,899	697,857,153
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$434,927,333	$63,717,049	$761,037,608
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
Empower International Value Fund
INVESTMENT INCOME:
Interest	$694,854
Income from securities lending (net of fees)	195,868
Dividends	48,123,275
Foreign withholding tax	(4,166,178)
Total Income	44,847,819
EXPENSES:
Management fees	9,306,060
Shareholder services fees – Investor Class	795,549
Audit and tax fees	65,984
Custodian fees	279,975
Directors fees	47,001
Legal fees	9,627
Pricing fees	10,547
Registration fees	43,325
Shareholder report fees	17,776
Transfer agent fees	17,880
Other fees	36,302
Total Expenses	10,630,026
Less amount waived by investment adviser	3,827
Net Expenses	10,626,199
NET INVESTMENT INCOME	34,221,620
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	121,618,359
Net realized (loss) on foreign currency transactions	(2,802,925)
Net Realized Gain	118,815,434
Net change in unrealized appreciation on investments	307,051,042
Net change in unrealized depreciation on foreign currency translations	(22,690)
Net Change in Unrealized Appreciation	307,028,352
Net Realized and Unrealized Gain	425,843,786
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$460,065,406
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Emerging Markets Equity Fund	2025	2024
OPERATIONS:
Net investment income	$15,876,213	$11,966,039
Net realized gain	91,033,474	13,922,560
Net change in unrealized appreciation	328,017,646	71,967,758
Net Increase in Net Assets Resulting from Operations	434,927,333	97,856,357
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(11,827,101)	(11,517,256)
Institutional Class	(6,910,376)	(7,712,407)
From Net Investment Income	(18,737,477)	(19,229,663)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	262,020,911	503,822,442
Institutional Class	137,102,509	110,541,739
Shares issued in reinvestment of distributions
Investor Class	11,827,101	11,517,256
Institutional Class	6,910,376	7,712,407
Shares redeemed
Investor Class	(233,013,566)	(133,374,128)
Institutional Class	(176,973,734)	(119,062,064)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,873,597	381,157,652
Total Increase in Net Assets	424,063,453	459,784,346
NET ASSETS:
Beginning of year	1,327,489,708	867,705,362
End of year	$1,751,553,161	$1,327,489,708
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	25,700,651	56,384,689
Institutional Class	12,882,817	12,004,558
Shares issued in reinvestment of distributions
Investor Class	998,769	1,265,883
Institutional Class	572,748	834,718
Shares redeemed
Investor Class	(22,376,766)	(14,740,183)
Institutional Class	(17,177,435)	(13,064,877)
Net Increase	600,784	42,684,788
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower International Growth Fund	2025	2024
OPERATIONS:
Net investment income	$3,599,150	$2,277,962
Net realized gain	53,626,286	23,035,920
Net change in unrealized appreciation (depreciation)	6,491,613	(5,058,351)
Net Increase in Net Assets Resulting from Operations	63,717,049	20,255,531
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(972,790)	(542,006)
Institutional Class	(51,249,617)	(22,802,984)
From Net Investment Income and Net Realized Gains	(52,222,407)	(23,344,990)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,889,532	7,812,066
Institutional Class	195,098,793	135,615,792
Shares issued in reinvestment of distributions
Investor Class	972,790	542,006
Institutional Class	51,249,617	22,802,984
Shares redeemed
Investor Class	(7,852,575)	(9,232,599)
Institutional Class	(102,823,665)	(94,534,592)
Net Increase in Net Assets Resulting from Capital Share Transactions	142,534,492	63,005,657
Total Increase in Net Assets	154,029,134	59,916,198
NET ASSETS:
Beginning of year	540,473,039	480,556,841
End of year	$694,502,173	$540,473,039
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	431,493	580,679
Institutional Class	19,522,334	14,022,555
Shares issued in reinvestment of distributions
Investor Class	70,561	41,246
Institutional Class	5,367,547	2,448,223
Shares redeemed
Investor Class	(574,484)	(694,534)
Institutional Class	(10,511,531)	(9,787,162)
Net Increase	14,305,920	6,611,007
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower International Index Fund	2025	2024
OPERATIONS:
Net investment income	$63,180,455	$47,286,720
Net realized gain (loss)	47,089,178	(2,288,660)
Net change in unrealized appreciation (depreciation)	650,767,975	(2,811,034)
Net Increase in Net Assets Resulting from Operations	761,037,608	42,187,026
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(76,435,376)	(35,982,950)
Institutional Class	(39,822,576)	(22,439,533)
From Net Investment Income and Net Realized Gains	(116,257,952)	(58,422,483)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	587,190,219	850,098,971
Institutional Class	199,206,794	185,653,046
Shares issued in reinvestment of distributions
Investor Class	76,435,376	35,982,950
Institutional Class	39,822,576	22,439,533
Shares redeemed
Investor Class	(447,586,130)	(311,061,387)
Institutional Class	(252,167,893)	(112,855,302)
Net Increase in Net Assets Resulting from Capital Share Transactions	202,900,942	670,257,811
Total Increase in Net Assets	847,680,598	654,022,354
NET ASSETS:
Beginning of year	2,443,326,243	1,789,303,889
End of year	$3,291,006,841	$2,443,326,243
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	40,656,626	65,382,773
Institutional Class	16,256,403	17,182,524
Shares issued in reinvestment of distributions
Investor Class	4,842,232	2,851,816
Institutional Class	3,059,448	2,140,438
Shares redeemed
Investor Class	(30,922,827)	(23,938,787)
Institutional Class	(21,282,889)	(10,373,219)
Net Increase	12,608,993	53,245,545
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower International Value Fund	2025	2024
OPERATIONS:
Net investment income	$34,221,620	$28,735,277
Net realized gain	118,815,434	62,636,678
Net change in unrealized appreciation (depreciation)	307,028,352	(18,240,660)
Net Increase in Net Assets Resulting from Operations	460,065,406	73,131,295
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(14,798,327)	(10,239,517)
Institutional Class	(121,672,029)	(80,691,167)
From Net Investment Income and Net Realized Gains	(136,470,356)	(90,930,684)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	66,818,365	68,313,432
Institutional Class	319,344,994	275,679,666
Shares issued in reinvestment of distributions
Investor Class	14,798,327	10,239,517
Institutional Class	121,672,029	80,691,167
Shares redeemed
Investor Class	(93,076,019)	(163,467,758)
Institutional Class	(411,615,637)	(245,413,949)
Net Increase in Net Assets Resulting from Capital Share Transactions	17,942,059	26,042,075
Total Increase in Net Assets	341,537,109	8,242,686
NET ASSETS:
Beginning of year	1,265,764,725	1,257,522,039
End of year	$1,607,301,834	$1,265,764,725
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,492,978	5,381,926
Institutional Class	32,155,485	31,217,135
Shares issued in reinvestment of distributions
Investor Class	931,163	838,778
Institutional Class	11,762,325	9,857,529
Shares redeemed
Investor Class	(6,595,914)	(12,872,422)
Institutional Class	(42,913,723)	(27,676,640)
Net Increase (Decrease)	(167,686)	6,746,306
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$9.06	0.10	2.87	2.97	(0.12)	—	(0.12)	$11.91	32.78%
12/31/2024	$8.36	0.09	0.73	0.82	(0.12)	—	(0.12)	$9.06	9.85%
12/31/2023	$7.78	0.08	0.67	0.75	(0.17)	—	(0.17)	$8.36	9.67%
12/31/2022	$10.18	0.17	(2.44)	(2.27)	(0.11)	(0.02)	(0.13)	$7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
Institutional Class
12/31/2025	$9.22	0.13	2.93	3.06	(0.15)	—	(0.15)	$12.13	33.33%
12/31/2024	$8.51	0.11	0.76	0.87	(0.16)	—	(0.16)	$9.22	10.23%
12/31/2023	$7.86	0.13	0.66	0.79	(0.14)	—	(0.14)	$8.51	10.12%
12/31/2022	$10.26	0.21	(2.47)	(2.26)	(0.12)	(0.02)	(0.14)	$7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$1,192,178	1.36%	1.26%	0.94%	65%
12/31/2024	$867,933	1.36%	1.26%	0.93%	47%
12/31/2023	$441,800	1.40%	1.25%	0.97%	93%
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
Institutional Class
12/31/2025	$559,375	1.00%	0.91%	1.28%	65%
12/31/2024	$459,556	1.00%	0.91%	1.23%	47%
12/31/2023	$425,905	1.04%	0.90%	1.55%	93%
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$12.91	0.04	1.45	1.49	—	(0.70)	(0.70)	$13.70	11.55%
12/31/2024	$12.75	0.01	0.51	0.52	(0.15)	(0.21)	(0.36)	$12.91	4.05%
12/31/2023	$10.94	0.04	1.77	1.81	—	—	—	$12.75	16.54%
12/31/2022	$15.92	(0.00) (d)(e)	(4.84)	(4.84)	—	(0.14)	(0.14)	$10.94	(30.35%)
12/31/2021	$16.07	(0.04) (e)	1.02	0.98	(0.02)	(1.11)	(1.13)	$15.92	6.04%
Institutional Class
12/31/2025	$9.17	0.06	1.02	1.08	(0.08)	(0.70)	(0.78)	$9.47	11.92%
12/31/2024	$9.18	0.04	0.37	0.41	(0.21)	(0.21)	(0.42)	$9.17	4.45%
12/31/2023	$7.91	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.18	16.93%
12/31/2022	$11.53	0.03	(3.51)	(3.48)	—	(0.14)	(0.14)	$7.91	(30.11%)
12/31/2021	$11.93	0.01	0.77	0.78	(0.07)	(1.11)	(1.18)	$11.53	6.45%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2025	$19,811	1.36%	1.20% (g)	0.30%	86%
12/31/2024	$19,606	1.37%	1.20%	0.10%	42%
12/31/2023	$20,290	1.36%	1.20%	0.30%	63%
12/31/2022	$20,804	1.36%	1.20%	(0.04%)	33%
12/31/2021	$31,403	1.28%	1.20%	(0.23%)	34%
Institutional Class
12/31/2025	$674,691	0.88%	0.85% (h)	0.62%	86%
12/31/2024	$520,867	0.87%	0.85%	0.46%	42%
12/31/2023	$460,267	0.88%	0.85%	0.65%	63%
12/31/2022	$400,958	0.88%	0.85%	0.33%	33%
12/31/2021	$488,211	0.86%	0.85%	0.09%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Investor Class net of expenses reimbursed and/or waived ratio is 1.195%. See Notes to Financial Statements (Note 4).
(h)	Institutional Class net of expenses reimbursed and/or waived ratio is 0.845%. See Notes to Financial Statements (Note 4).

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$12.44	0.31	3.54	3.85	(0.35)	(0.18)	(0.53)	$15.76	30.92%
12/31/2024	$12.35	0.27	0.09	0.36	(0.26)	(0.01)	(0.27)	$12.44	2.92%
12/31/2023	$10.96	0.28	1.65	1.93	(0.28)	(0.26)	(0.54)	$12.35	17.52%
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
Institutional Class
12/31/2025	$10.33	0.30	2.95	3.25	(0.41)	(0.18)	(0.59)	$12.99	31.38%
12/31/2024	$10.31	0.27	0.06	0.33	(0.30)	(0.01)	(0.31)	$10.33	3.23%
12/31/2023	$9.22	0.27	1.40	1.67	(0.32)	(0.26)	(0.58)	$10.31	17.96%
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$2,362,423	0.58%	0.58%	2.10%	7%
12/31/2024	$1,684,231	0.61%	0.61%	2.05%	4%
12/31/2023	$1,124,570	0.62%	0.62%	2.35%	19%
12/31/2022	$835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
Institutional Class
12/31/2025	$928,584	0.23%	0.23%	2.44%	7%
12/31/2024	$759,095	0.25%	0.25%	2.50%	4%
12/31/2023	$664,734	0.26%	0.26%	2.67%	19%
12/31/2022	$633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$12.09	0.32	4.40	4.72	(0.24)	(0.70)	(0.94)	$15.87	39.10%
12/31/2024	$12.03	0.26	0.40	0.66	(0.21)	(0.39)	(0.60)	$12.09	5.46%
12/31/2023	$10.53	0.27	1.62	1.89	(0.17)	(0.22)	(0.39)	$12.03	18.03%
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
Institutional Class
12/31/2025	$8.12	0.25	2.96	3.21	(0.32)	(0.70)	(1.02)	$10.31	39.43%
12/31/2024	$8.31	0.21	0.28	0.49	(0.29)	(0.39)	(0.68)	$8.12	5.93%
12/31/2023	$7.49	0.21	1.17	1.38	(0.34)	(0.22)	(0.56)	$8.31	18.44%
12/31/2022	$9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$7.49	(14.90%)
12/31/2021	$8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$9.19	11.26%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$262,927	1.07%	1.07%	2.21%	31%
12/31/2024	$214,547	1.08%	1.07%	2.06%	25%
12/31/2023	$293,534	1.07%	1.07%	2.38%	18%
12/31/2022	$579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$247,738	1.06%	1.06%	1.57%	17%
Institutional Class
12/31/2025	$1,344,374	0.71%	0.71%	2.51%	31%
12/31/2024	$1,051,217	0.71%	0.71%	2.36%	25%
12/31/2023	$963,988	0.71%	0.71%	2.54%	18%
12/31/2022	$835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Emerging Markets Equity Fund - seeks long-term capital appreciation
Empower International Growth Fund - seeks long-term growth of capital
Empower International Index Fund - seeks investment results that track the total return of the common stocks that comprise the MSCI EAFE Index
Empower International Value Fund - seeks long-term capital growth
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2025

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2025

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$39,954,857	$50,541,233	$0(a)	$90,496,090
Communications	45,057,814	236,483,485	—	281,541,299
Consumer, Cyclical	30,364,533	105,903,787	—	136,268,320
Consumer, Non-cyclical	23,255,582	110,871,795	—	134,127,377
Diversified	—	2,480,374	—	2,480,374
Energy	11,262,099	29,329,499	—	40,591,598
Financial	109,301,371	303,333,599	0(a)	412,634,970
Industrial	8,620,158	130,981,733	—	139,601,891
Technology	8,984,107	448,663,178	—	457,647,285
Utilities	3,219,608	23,021,323	—	26,240,931
	280,020,129	1,441,610,006	—	1,721,630,135
Preferred Stock
Consumer, Cyclical	38,363	—	—	38,363
Financial	4,358,098	8,059,733	—	12,417,831
Utilities	821,321	—	—	821,321
	5,217,782	8,059,733	—	13,277,515
Government Money Market Mutual Funds	24,686,646	—	—	24,686,646
Total Assets	$309,924,557	$1,449,669,739	$—	$1,759,594,296
(a)	Level 3 amount shown includes securities determined to have no value as of December 31, 2025.
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$16,555,381	$—	$16,555,381
Communications	2,955,797	35,276,886	—	38,232,683
Consumer, Cyclical	21,063,258	102,619,507	—	123,682,765
Consumer, Non-cyclical	—	130,963,675	—	130,963,675
Financial	19,112,062	90,009,558	—	109,121,620
Industrial	—	149,111,721	—	149,111,721
Technology	39,376,235	63,548,271	—	102,924,506
Utilities	—	4,319,667	—	4,319,667
	82,507,352	592,404,666	—	674,912,018
Government Money Market Mutual Funds	16,258,390	—	—	16,258,390
Total Assets	$98,765,742	$592,404,666	$—	$691,170,408

Annual Report - December 31, 2025

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$158,811,228	$—	$158,811,228
Communications	24,881,645	128,163,375	—	153,045,020
Consumer, Cyclical	2,489,957	397,336,924	—	399,826,881
Consumer, Non-cyclical	12,252,895	653,866,131	485	666,119,511
Diversified	1,800,990	—	—	1,800,990
Energy	—	107,245,132	—	107,245,132
Financial	6,674,549	865,519,160	—	872,193,709
Industrial	2,146,927	523,025,978	—	525,172,905
Technology	9,654,232	218,234,206	—	227,888,438
Utilities	3,470,233	110,726,580	—	114,196,813
	63,371,428	3,162,928,714	485	3,226,300,627
Preferred Stock	—	6,848,417	—	6,848,417
Government Money Market Mutual Funds	113,251,563	—	—	113,251,563
Short Term Investments	—	31,479,189	—	31,479,189
Total investments, at fair value:	176,622,991	3,201,256,320	485	3,377,879,796
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	20,230	—	20,230
Futures Contracts(a)	60,225	—	—	60,225
Total Assets	$176,683,216	$3,201,276,550	$485	$3,377,960,251
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(19,952)	—	(19,952)
Total Liabilities	$—	$(19,952)	$—	$(19,952)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$53,878,491	$99,773,020	$—	$153,651,511
Communications	—	40,583,978	—	40,583,978
Consumer, Cyclical	10,107,900	178,926,438	—	189,034,338
Consumer, Non-cyclical	38,762,505	278,624,095	—	317,386,600
Energy	2,874,628	73,305,615	—	76,180,243
Financial	19,889,474	420,685,259	—	440,574,733
Industrial	13,539,041	207,887,549	—	221,426,590
Technology	33,113,478	71,958,826	—	105,072,304
Utilities	8,325,047	4,767,793	—	13,092,840
	180,490,564	1,376,512,573	—	1,557,003,137
Preferred Stock	—	7,488,024	—	7,488,024
Government Money Market Mutual Funds	48,567,786	—	—	48,567,786
Total Assets	$229,058,350	$1,384,000,597	$—	$1,613,058,947

Annual Report - December 31, 2025

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currency translations on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  The Funds file income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid annually.  Capital gain distributions of the Funds, if any, are declared and paid annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Other Taxes
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in net realized gain (loss) on foreign capital gains tax on the Statements of Operations.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Emerging Markets Equity Fund
	2025	2024
Ordinary income	$18,737,477	$19,229,663
	$18,737,477	$19,229,663

Annual Report - December 31, 2025

Empower International Growth Fund
	2025	2024
Ordinary income	$3,548,766	$11,058,604
Long-term capital gain	48,673,641	12,286,386
	$52,222,407	$23,344,990
Empower International Index Fund
	2025	2024
Ordinary income	$78,661,196	$55,898,419
Long-term capital gain	37,596,756	2,524,064
	$116,257,952	$58,422,483
Empower International Value Fund
	2025	2024
Ordinary income	$42,146,937	$37,719,413
Long-term capital gain	94,323,419	53,211,271
	$136,470,356	$90,930,684
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower Emerging Markets Equity Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(24,901,908)
Post-October losses	(294,162)
Net unrealized appreciation	424,701,882
Tax composition of capital	$399,505,812
Empower International Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	6,291,982
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	62,533,028
Tax composition of capital	$68,825,010
Empower International Index Fund
Undistributed net investment income	$11,679,630
Undistributed long-term capital gains	1,097,228
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	814,173,092
Tax composition of capital	$826,949,950

Annual Report - December 31, 2025

Empower International Value Fund
Undistributed net investment income	$3,143,583
Undistributed long-term capital gains	19,368,598
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	393,418,479
Tax composition of capital	$415,930,660
As of December 31, 2025, a Fund may have capital loss carryforwards available to offset future realized capital gains and thereby reduce future taxable gain distributions.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2025, capital loss carryforwards, if any, and capital loss carryforwards utilized, if any, are detailed in the table below:
	No Expiration	Utilized
Empower Emerging Markets Equity Fund	$(24,901,908)	$86,565,353
Empower International Growth Fund	—	—
Empower International Index Fund	—	6,424,569
Empower International Value Fund	—	—
The following Funds have elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses
Empower Emerging Markets Equity Fund	$(294,162)
Empower International Growth Fund	—
Empower International Index Fund	—
Empower International Value Fund	—
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Emerging Markets Equity Fund	$1,327,293,250	$477,155,152	$(52,453,270)	$424,701,882(a)
Empower International Growth Fund	628,637,380	96,515,352	(33,982,324)	62,533,028
Empower International Index Fund	2,563,767,207	968,011,795	(153,838,703)	814,173,092
Empower International Value Fund	1,219,640,468	445,784,536	(52,366,057)	393,418,479
(a) This includes unrealized depreciation of $(7,599,164) on deferred foreign capital gains tax.
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.

Annual Report - December 31, 2025

Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows each Fund to enter into various types of derivative contracts as outlined in each Fund's prospectus.
In pursuit of the Funds' investment objectives, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2025

Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower International Index Fund
Futures Contracts:
Average long contracts	554
Average notional long	$71,699,773
Forward Currency Exchange Contracts:
Average notional amount	$14,761,200
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2025 is as follows:
Empower International Index Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$60,225(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$20,230	Unrealized depreciation on forward foreign currency contracts	$(19,952)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2025 is as follows:
Empower International Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$15,059,051	Net change in unrealized appreciation on futures contracts	$1,297,896
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(467,992)	Net change in unrealized depreciation on forward foreign currency contracts	$(441,190)
Concentration Risk
Each Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2025

3.  OFFSETTING ASSETS AND LIABILITIES
The Empower International Index Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement as of December 31, 2025.
Empower International Index Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Markets	$16,554	$(16,554)	$—	$—	$ —
Mellon Capital	3,676	(1,526)	—	—	2,150
	$20,230	$(18,080)	$—	$—	$2,150
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(18,426)	$16,554	$—	$—	$(1,872)
Mellon Capital	(1,526)	1,526	—	—	—
	$(19,952)	$18,080	$—	$—	$(1,872)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Emerging Markets Equity Fund	0.93% up to $1 billion dollars
0.88% over $1 billion dollars
0.83% over $2 billion dollars
Empower International Growth Fund	0.82% up to $1 billion dollars
0.77% over $1 billion dollars
0.72% over $2 billion dollars
Empower International Index Fund	0.25% up to $1 billion dollars
0.20% over $1 billion dollars
0.15% over $2 billion dollars
Empower International Value Fund	0.67%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the

Annual Report - December 31, 2025

“Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Emerging Markets Equity Fund	0.91%
Empower International Growth Fund(a)	0.845%
Empower International Index Fund	0.32%
Empower International Value Fund	0.72%

(a) Prior to May 1, 2025, the expense limit for the Empower International Growth Fund was 0.85%.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment, if any, were as follows:
Empower Emerging Markets Equity Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$927,371	$1,091,742	$1,463,965	$0
Empower International Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$141,113	$144,223	$227,573	$0
Empower International Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$0	$20,227	$3,827	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower Emerging Markets Equity Fund - Lazard Asset Management LLC and Goldman Sachs Asset Management, L.P.
Empower International Growth Fund - Lazard Asset Management LLC and J.P. Morgan Investment Management, Inc. Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Empower International Index Fund - Keyridge Asset Management Limited ("Keyridge"), formerly known as Irish Life Investment Managers Limited, is an affiliate of ECM and Empower of America and receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower International Value Fund - LSV Asset Management and Massachusetts Financial Services Company.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.

Annual Report - December 31, 2025

Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Emerging Markets Equity Fund	$975,648,680	$972,483,604
Empower International Growth Fund	599,246,203	498,304,013
Empower International Index Fund	418,690,732	208,801,459
Empower International Value Fund	415,048,848	497,187,162
For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Emerging Markets Equity Fund	$23,467,438	$24,686,646
Empower International Growth Fund	15,429,347	16,258,390
Empower International Index Fund	105,563,777	113,251,563
Empower International Value Fund	45,827,954	48,567,786

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Emerging Markets Equity Fund	Total(a)
Common Stocks	$24,686,646
Total secured borrowings	$24,686,646

Annual Report - December 31, 2025

Empower International Growth Fund	Total(a)
Common Stocks	$16,258,390
Total secured borrowings	$16,258,390
Empower International Index Fund	Total(a)
U.S. Treasury Bonds and Notes	$32,129,286
Common Stocks	81,122,277
Total secured borrowings	$113,251,563
Empower International Value Fund	Total(a)
Common Stocks	$47,678,651
Preferred Stock	889,135
Total secured borrowings	$48,567,786
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Emerging Markets Equity Fund, Empower International Growth Fund, Empower International Index Fund, and Empower International Value Fund (the “Funds”), four of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Emerging Markets Equity Fund	$4,601,839	$39,400,959
Empower International Growth Fund	847,405	9,505,306
Empower International Index Fund	8,632,695	84,742,392
Empower International Value Fund	3,642,765	47,885,143
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Emerging Markets Equity Fund	1%
Empower International Growth Fund	3%
Empower International Index Fund	0%
Empower International Value Fund	2%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026